UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392

(Address of principal executive offices) (Zip code)

Principal Management Corporation, 711 High Street, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-248-0156

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2016

PRIVACY NOTICE
This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Principal Securities, Inc.
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Green Property Fund Employees II, LLC
Principal Real Estate Debt Fund I, LP
Principal Real Estate Debt Fund, GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to:

●	people who own or apply for our products or services for personal use.

●	employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to safeguard personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

●	Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.

●	Information we obtain from others. This may include claim reports, medical records, when applicable, credit reports, property values and similar data.

●	Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values and balances.

●	Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we collect when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group for several reasons, including:

●	to assist us in servicing your account;

●	to help design and improve products;

●	to protect against potential identity theft or unauthorized transactions;

●	in response to a subpoena or for other legal purposes;

●	to prevent fraud;

●	to comply with inquiries from government agencies or other regulators;

●	with others that service your account, or that perform services on our behalf;

●	with others with whom we may have joint marketing agreements. These include financial services companies (such as other insurance companies, banks or mutual fund companies); and

●	with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

●	when needed to service your policies, accounts, claims or contracts;

●	when laws protecting your privacy permit it; or

●	when you consent.

MM 2458-14 04/2016	Page 1 of 2	F445PS-16

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

Our privacy practices comply with all applicable laws. If a state’s privacy laws are more restrictive than those stated in this Notice, we comply with those laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

MM 2458-14 04/2016	Page 2 of 2	F456PS-16

CALIFORNIA PRIVACY NOTICE
This Notice is provided on behalf of the following
companies of the Principal Financial Group:
Principal Life Insurance Company
Principal National Life Insurance Company
Principal Securities, Inc.
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Principal Green Property Fund Employees II, LLC
Principal Real Estate Debt Fund I, LP
Principal Real Estate Debt Fund, GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY

This Notice is required by law. It tells how we handle personal information.

This Notice applies to individual residents of California who:

●	own or apply for our products or services for personal use.

●	are employee benefit plan participants and beneficiaries.

Please note that in this Notice, “you” refers to only these people. The Notice does not apply to an employer plan sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT YOU

We follow strict standards to protect personal information. These standards include limiting access to data and regularly testing our security technology.

HOW WE COLLECT INFORMATION

We collect data about you as we do business with you. Some of the sources of this data are as follows:

●	Information we obtain when you apply or enroll for products or services. You may provide facts such as your name; address; Social Security number; financial status; and, when applicable, health history.

●	Information we obtain from others. This may include claim reports, medical records, credit reports and similar data.

●	Information we obtain through our transactions and experience with you. This includes your claims history, payment and investment records, and account values.
●	Information we obtain through the Internet. This includes data from online forms you complete. It also includes data we receive when you visit our websites.

HOW WE SHARE INFORMATION

We may share personal information about you or about former customers, plan participants or beneficiaries among companies within the Principal Financial Group or with others for several reasons, including:

●	to assist us in servicing your account;

●	to help design and improve products;

●	to protect against potential identity theft or unauthorized transactions;

●	in response to a subpoena or for other legal purposes;

●	to prevent fraud;

●	to comply with inquiries from government agencies or other regulators;

●	with others that service your account, or that perform services on our behalf; or

●	with your consent, at your request or as allowed by law.

MEDICAL INFORMATION

We do not share medical information among companies of the Principal Financial Group or with others except:

●	when needed to service your policies, accounts, claims or contracts;

●	when laws protecting your privacy permit it; or

●	when you consent.

BB 9338-13 04/2016	Page 1 of 2	F445CA-13

ACCURACY OF INFORMATION

We strive for accurate records. Please tell us if you receive any incorrect materials from us. We will make the appropriate changes.

COMPANIES WITHIN THE PRINCIPAL FINANCIAL GROUP

Several companies within the Principal Financial Group are listed at the top of this Notice. The companies of the Principal Financial Group are leading providers of retirement savings, investment, and insurance products.

MORE INFORMATION

You may write to us if you have questions about our Privacy Notice. Contact our Privacy Officer at P.O. Box 14582, Des Moines, Iowa 50306-3582.

To contact us, please call 1-800-986-3343.

Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law. Our privacy practices comply with all applicable laws.

Your agent, broker, registered representative, consultant or advisor may have a different privacy policy.

BB 9338-13 04/2016	Page 2 of 2	F445CA-13

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statements of Assets and Liabilities

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

	Principal EDGE Active Income ETF	Principal Healthcare Innovators Index ETF	Principal Millennials Index ETF
Investments in securities — at cost	$262,412,508	$6,206,563	$6,274,951

Assets
Investments in securities — at value	$271,682,356	$5,735,802	$6,136,252
Cash	1,541,710	11,188	14,211
Receivables:
Dividends and interest	3,090,149	11	2,221
Investment securities sold	86,516	—	—
Prepaid expenses	5,168	—	—

Total Assets	276,405,899	5,747,001	6,152,684

Liabilities
Accrued management and investment advisory fees	185,549	2,258	2,511
Accrued listing fees	182	—	—
Accrued transfer agent fees	5,848	—	—
Accrued custodian fees	1,137	—	—
Accrued professional fees	19,336	—	—
Accrued income distribution	1,179,005	—	8,500
Accrued other expenses	4,597	—	—

Total Liabilities	1,395,654	2,258	11,011

Net Assets Applicable to Outstanding Shares	$275,010,245	$5,744,743	$6,141,673

Net Assets Consist of:
Capital shares and additional paid-in-capital	$265,641,379	$6,233,232	$6,290,865
Accumulated undistributed (overdistributed) net investment income (loss)	(83,070)	(8,740)	(1,224)
Accumulated undistributed (overdistributed) net realized gain (loss)	182,372	(8,988)	(9,254)
Net unrealized appreciation (depreciation) of investments	9,269,848	(470,761)	(138,699)
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign currency	(284)	—	(15)

Total Net Assets	$275,010,245	$5,744,743	$6,141,673

Net Asset Value Per Share:
Net Assets	$275,010,245	$5,744,743	$6,141,673
Shares Issued and Outstanding	6,825,000	250,001	250,001
Net Asset Value per share	$40.29	$22.98	$24.57

See accompanying notes.	1

Statements of Assets and Liabilities

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

	Principal Price Setters Index ETF	Principal Shareholder Yield Index ETF	Principal U.S. Small Cap Index ETF
Investments in securities — at cost	$6,313,343	$6,260,059	$217,667,313

Assets
Investments in securities — at value	$6,523,655	$6,949,254	$244,092,215
Cash	11,800	18,457	701,096
Receivables:
Dividends and interest	9,475	11,693	306,539

Total Assets	6,544,930	6,979,404	245,099,850

Liabilities
Accrued management and investment advisory fees	2,376	2,546	84,322
Accrued income distribution	27,500	39,500	845,007

Total Liabilities	29,876	42,046	929,329

Net Assets Applicable to Outstanding Shares	$6,515,054	$6,937,358	$244,170,521

Net Assets Consist of:
Capital shares and additional paid-in-capital	$6,304,595	$6,250,025	$220,052,112
Accumulated undistributed (overdistributed) net investment income (loss)	358	407	34,744
Accumulated undistributed (overdistributed) net realized gain (loss)	(211)	(2,269)	(2,341,237)
Net unrealized appreciation (depreciation) of investments	210,312	689,195	26,424,902

Total Net Assets	$6,515,054	$6,937,358	$244,170,521

Net Asset Value Per Share:
Net Assets	$6,515,054	$6,937,358	$244,170,521
Shares Issued and Outstanding	250,001	250,001	8,850,001
Net Asset Value per share	$26.06	$27.75	$27.59

See accompanying notes.	2

Statements of Operations

Principal Exchange-Traded Funds

Period ended December 31, 2016 (unaudited)

	Principal EDGE Active Income ETF	Principal Healthcare Innovators Index ETF (a)	Principal Millennials Index ETF (a)
Net Investment Income (Loss)
Income:
Dividend income	$2,300,185	$552	$25,816
Withholding tax	(11,432)	—	(505)
Interest	5,668,549	—	—

Total Income	7,957,302	552	25,311
Expenses:
Management and investment advisory fees	1,037,329	9,292	11,035
Listing fees	3,798	—	—
Registration fees	378	—	—
Transfer agent fees	8,168	—	—
Custodian fees	2,372	—	—
Audit fees	11,126	—	—
Trustee fees	1,799	—	—
Professional fees	2,995	—	—
Insurance	48,484	—	—
Shareholder reports	1,579	—	—
Other expenses	284	—	—

Total Expenses	1,118,312	9,292	11,035

Net Investment Income (Loss)	6,838,990	(8,740)	14,276

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	1,235,114	(8,988)	(1,992)
Foreign currency transactions	(699)	—	819
Change in unrealized appreciation/depreciation of:
Investments	7,459,497	(470,761)	(138,699)
Foreign currency transactions	(308)	—	(15)

Net Realized and Unrealized Gain (Loss) on Investments	8,693,604	(479,749)	(139,887)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,532,594	$(488,489)	$(125,611)

(a)	Period from August 19, 2016, date operations commenced, through December 31, 2016.

See accompanying notes.	3

Statements of Operations

Principal Exchange-Traded Funds

Period ended December 31, 2016 (unaudited)

	Principal Price Setters Index ETF	Principal Shareholder Yield Index ETF	Principal U.S. Small Cap Index ETF (a)
Net Investment Income (Loss)
Income:
Dividend income	$58,964	$88,781	$1,081,896
Withholding tax	—	—	(163)

Total Income	58,964	88,781	1,081,733
Expenses:
Management and investment advisory fees	13,293	13,295	201,982

Total Expenses	13,293	13,295	201,982

Net Investment Income (Loss)	45,671	75,486	879,751

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	14,742	7,068	(2,341,237)
Change in unrealized appreciation/depreciation of:
Investments	17,792	821,041	26,424,902

Net Realized and Unrealized Gain (Loss) on Investments	32,534	828,109	24,083,665

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,205	$903,595	$24,963,416

(a)	Period from September 21, 2016, date operations commenced, through December 31, 2016.

See accompanying notes.	4

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

(unaudited)

	Principal EDGE Active Income ETF
	Period ended December 31, 2016	Year ended June 30, 2016 (a)
Operations
Net investment income (loss)	$6,838,990	$2,142,224
Net realized gain (loss) on investments	1,234,415	(1,252,378)
Change in unrealized appreciation/depreciation of investments and foreign currency	7,459,189	1,810,375

Net Increase (Decrease) in Net Assets Resulting from Operations	15,532,594	2,700,221

Dividends and Distributions to Shareholders
From net investment income	(7,583,025)	(1,281,940)

Total Dividends and Distributions	(7,583,025)	(1,281,940)

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,048,065	263,494,330

Total Increase (Decrease) in Net Assets	9,997,634	264,912,611

Net Assets
Beginning of period	265,012,611	100,000

End of period (including undistributed net investment income as set forth below)	$275,010,245	$265,012,611

Undistributed (overdistributed) net investment income (loss)	$(83,070)	$660,965

Capital Share Transactions
Dollars:
Sold	$4,041,893	$265,240,726
Redeemed	(1,993,828)	(1,746,396)

Net Increase (Decrease)	$2,048,065	$263,494,330

Shares:
Sold	100,000	6,822,500
Redeemed	(50,000)	(50,000)

Net Increase (Decrease)	50,000	6,772,500

(a)	Period from July 8, 2015, effective date of the fund, through June 30, 2016.

See accompanying notes.	5

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

(unaudited)

Principal Healthcare Innovators Index ETF
Period ended December 31, 2016 (a)
Operations
Net investment income (loss)	$(8,740)
Net realized gain (loss) on investments	(8,988)
Change in unrealized appreciation/depreciation of investments and foreign currency	(470,761)

Net Increase (Decrease) in Net Assets Resulting from Operations	(488,489)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,233,232

Total Increase (Decrease) in Net Assets	5,744,743

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$5,744,743

Undistributed (overdistributed) net investment income (loss)	$(8,740)

Capital Share Transactions
Dollars:
Sold	$6,233,232

Net Increase (Decrease)	$6,233,232

Shares:
Sold	250,001

Net Increase (Decrease)	250,001

(a)	Period from August 19, 2016, date operations commenced, through December 31, 2016.

See accompanying notes.	6

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

(unaudited)

Principal Millennials Index ETF
Period ended December 31, 2016 (a)
Operations
Net investment income (loss)	$14,276
Net realized gain (loss) on investments	(1,173)
Change in unrealized appreciation/depreciation of investments and foreign currency	(138,714)

Net Increase (Decrease) in Net Assets Resulting from Operations	(125,611)

Dividends and Distributions to Shareholders
From net investment income	(15,500)
From net realized gain on investments	(8,081)

Total Dividends and Distributions	(23,581)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,290,865

Total Increase (Decrease) in Net Assets	6,141,673

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$6,141,673

Undistributed (overdistributed) net investment income (loss)	$(1,224)

Capital Share Transactions
Dollars:
Sold	$7,503,206
Redeemed	(1,212,341)

Net Increase (Decrease)	$6,290,865

Shares:
Sold	300,001
Redeemed	(50,000)

Net Increase (Decrease)	250,001

(a)	Period from August 19, 2016, date operations commenced, through December 31, 2016.

See accompanying notes.	7

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

(unaudited)

	Principal Price Setters Index ETF
	Period ended December 31, 2016	Period ended June 30, 2016 (a)
Operations
Net investment income (loss)	$45,671	$21,987
Net realized gain (loss) on investments	14,742	12,865
Change in unrealized appreciation/depreciation of investments and foreign currency	17,792	192,520

Net Increase (Decrease) in Net Assets Resulting from Operations	78,205	227,372

Dividends and Distributions to Shareholders
From net investment income	(67,300)	—
From net realized gain on investments	(14,953)	—

Total Dividends and Distributions	(82,253)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	6,291,730

Total Increase (Decrease) in Net Assets	(4,048)	6,519,102

Net Assets
Beginning of period	6,519,102	—

End of period (including undistributed net investment income as set forth below)	$6,515,054	$6,519,102

Undistributed (overdistributed) net investment income (loss)	$358	$21,987

Capital Share Transactions
Dollars:
Sold	$—	$7,551,384
Redeemed	—	(1,259,654)

Net Increase (Decrease)	$—	$6,291,730

Shares:
Sold	—	300,001
Redeemed	—	(50,000)

Net Increase (Decrease)	—	250,001

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.

See accompanying notes.	8

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

(unaudited)

	Principal Shareholder Yield Index ETF
	Period ended December 31, 2016	Period ended June 30, 2016 (a)
Operations
Net investment income (loss)	$75,486	$46,221
Net realized gain (loss) on investments	7,068	(1,277)
Change in unrealized appreciation/depreciation of investments and foreign currency	821,041	(131,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	903,595	(86,902)

Dividends and Distributions to Shareholders
From net investment income	(121,300)	—
From net realized gain on investments	(8,060)	—

Total Dividends and Distributions	(129,360)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	—	6,250,025

Total Increase (Decrease) in Net Assets	774,235	6,163,123

Net Assets
Beginning of period	6,163,123	—

End of period (including undistributed net investment income as set forth below)	$6,937,358	$6,163,123

Undistributed (overdistributed) net investment income (loss)	$407	$46,221

Capital Share Transactions
Dollars:
Sold	$—	$6,250,025

Net Increase (Decrease)	$—	$6,250,025

Shares:
Sold	—	250,001

Net Increase (Decrease)	—	250,001

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.

See accompanying notes.	9

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

(unaudited)

Principal U.S. Small Cap Index ETF
Period ended December 31, 2016 (a)
Operations
Net investment income (loss)	$879,751
Net realized gain (loss) on investments	(2,341,237)
Change in unrealized appreciation/depreciation of investments and foreign currency	26,424,902

Net Increase (Decrease) in Net Assets Resulting from Operations	24,963,416

Dividends and Distributions to Shareholders
From net investment income	(845,007)

Total Dividends and Distributions	(845,007)

Capital Share Transactions
Net increase (decrease) in capital share transactions	220,052,112

Total Increase (Decrease) in Net Assets	244,170,521

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$244,170,521

Undistributed (overdistributed) net investment income (loss)	$34,744

Capital Share Transactions
Dollars:
Sold	$220,052,112

Net Increase (Decrease)	$220,052,112

Shares:
Sold	8,850,001

Net Increase (Decrease)	8,850,001

(a)	Period from September 21, 2016, date operations commenced, through December 31, 2016.

See accompanying notes.	10

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six series, the Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF and Principal U.S. Small Cap Index ETF (the “Funds”). The Funds are “diversified,” and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares.”

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. Each of the Funds was an investment company at all times during the year. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Principal EDGE Active Income ETF Fund are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares of the Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, and Principal U.S. Small Cap Index ETF are listed on The National Association of Securities Dealers Automated Quotation System (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF initial investment and commencement of operations was on August 19, 2016. Principal U.S. Small Cap Index ETF initial investment and commencement of operations was on September 21, 2016.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

2. Significant Accounting Policies (continued)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in capital shares for the Funds are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees.

Expenses. Expenses directly attributed to Principal EDGE Active Income ETF are charged to Principal EDGE Active Income ETF. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Advisor.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the Internal Revenue Code and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal year 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statement of operations.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The new rules and forms will be effective beginning in 2017. At this time, management is evaluating the implications of these changes on the financial statements.

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Underlying Funds. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PVC SAM Balanced Portfolio, PVC SAM Conservative Balanced Portfolio, PVC SAM Flexible Income Portfolio, PVC SAM Strategic Growth Portfolio (collectively the “SAM Portfolios”) invest in Principal EDGE Active Income ETF and Principal U.S. Small Cap Index ETF (the “underlying funds”).

An underlying fund to the SAM Portfolios may experience relatively large redemptions or purchases as the SAM Portfolios periodically reallocate or rebalance their assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when the SAM Portfolios reallocate or redeem significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Advisor is the advisor to the SAM Portfolios, Principal EDGE Active Income ETF, and Principal U.S. Small Cap Index ETF. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge and Principal Global Investors, LLC (“PGI”) are the Sub-Advisors to Principal EDGE Active Income ETF and PGI is the Sub-Advisor to Principal U.S. Small Cap Index ETF. The Advisor, EDGE, and PGI are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the SAM Portfolios which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2016, the SAM Portfolios owned 94.46%, in the aggregate, of the outstanding shares of Principal EDGE Active Income ETF and 99.44% of Principal U.S. Small Cap Index ETF.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

4. Fair Valuation (continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Funds’ securities carried at value:

Fund*	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal EDGE Active Income ETF
Bonds	$—	$165,970,237	$—	$165,970,237
Common Stocks	71,624,745	—	—	71,624,745
Investment Companies	736,600	—	—	736,600
Preferred Stocks	15,527,780	—	—	15,527,780
U.S. Government & Government Agency Obligations	—	17,822,994	—	17,822,994

Total investments in securities	$87,889,125	$183,793,231	$—	$271,682,356

Principal Healthcare Innovators Index ETF
Common Stocks	$5,735,802	$—	$—	$5,735,802

Total investments in securities	$5,735,802	$—	$—	$5,735,802

Principal Millennials Index ETF
Common Stocks	$6,136,252	$—	$—	$6,136,252

Total investments in securities	$6,136,252	$—	$—	$6,136,252

Principal Price Setters Index ETF
Common Stocks	$6,523,655	$—	$—	$6,523,655

Total investments in securities	$6,523,655	$—	$—	$6,523,655

Principal Shareholder Yield Index ETF
Common Stocks	$6,949,254	$—	$—	$6,949,254

Total investments in securities	$6,949,254	$—	$—	$6,949,254

Principal U.S. Small Cap Index ETF
Common Stocks	$242,794,714	$—	$—	$242,794,714
Investment Companies	1,297,501	—	—	1,297,501

Total investments in securities	$244,092,215	$—	$—	$244,092,215

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds. The management fee schedule for the Funds is as follows:

Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Principal EDGE Active Income ETF	0.75%	0.73%	0.71%	0.70%
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%
Principal U.S. Small Cap Index ETF	0.38%	0.38%	0.38%	0.38%

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) of the Principal EDGE Active Income ETF to maintain a total level of operating expense (expressed as percent of average net assets on an annualized basis) not to exceed 0.85%. It is expected that the expense limit will continue through the period ending October 31, 2017.

Affiliated Ownership. At December 31, 2016, Principal Financial Services, Inc. (an affiliate of the Advisor) owned shares of the Funds as follows:

Fund	Shares
Principal Healthcare Innovators Index ETF	200,001
Principal Millennials Index ETF	200,001
Principal Price Setters Index ETF	200,001
Principal Shareholder Yield Index ETF	200,001

6. Investment Transactions

For the period ended December 31, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government
Fund	Purchases	Sales
Principal EDGE Active Income ETF	$49,364,078	$54,889,468
Principal Healthcare Innovators Index ETF	975,066	858,112
Principal Millennials Index ETF	5,076,654	93,592
Principal Price Setters Index ETF	85,785	87,407
Principal Shareholder Yield Index ETF	70,098	64,764
Principal U.S. Small Cap Index ETF	85,461,396	85,410,752

For the period ended December 31, 2016, in-kind transactions were as follows:

Fund	Purchases	Sales
Principal Healthcare Innovators Index ETF	$6,098,597	—
Principal Millennials Index ETF	2,595,767	$1,223,850
Principal U.S. Small Cap Index ETF	219,957,897	—

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders during the period ended December 31, 2016 was as follows:

	Ordinary Income		Long-Term Capital Gain
	Period ended December 31, 2016	Period ended June 30, 2016	Period ended December 31, 2016	Period ended June 30, 2016*
Principal EDGE Active Income ETF	$ 7,583,025	$ 1,281,940	$ —	$ —
Principal Millennials Index ETF	15,500	—	8,081	—
Principal Price Setters Index ETF	67,300	—	14,953	—
Principal Shareholder Yield Index ETF	121,300	—	8,060	—
Principal U.S. Small Cap Index ETF	845,007	—	—	—

*	The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(c) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income)

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

7. Federal Tax Information (continued)

Distributable Earnings. As of June 30, 2016, the components of distributable earnings on a federal income tax basis were:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Late Year Ordinary Loss	Capital Loss Carryforward
Principal EDGE Active Income ETF	$682,895	$—	$1,768,749	$—	$(1,032,347)
Principal Price Setters Index ETF	21,987	—	192,520	—	—
Principal Shareholder Yield Index ETF	46,634	281	(133,817)	—	—

Capital Loss Carryforwards. As of June 30, 2016, the following Fund had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

Fund	Unlimited Losses Short-Term	Unlimited Losses Long-Term	Total	Annual Limitations*
Principal EDGE Active Income ETF	$1,032,347	$—	$1,032,347	$767,198

*	In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2016, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2016, the Funds recorded reclassifications as follows:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investment	Paid In Capital
Principal EDGE Active Income ETF	$(199,319)	$200,335	$(1,016)
Principal Price Setters Index ETF	—	(12,865)	12,865

Federal Income Tax Basis. As of December 31, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Apprec(Deprec)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$13,367,693	$(4,297,180)	$9,070,513	$262,611,843
Principal Healthcare Innovators Index ETF	523,152	(993,913)	(470,761)	6,206,563
Principal Millennials Index ETF	286,144	(424,843)	(138,699)	6,274,951
Principal Price Setters Index ETF	385,238	(174,982)	210,256	6,313,399
Principal Shareholder Yield Index ETF	937,334	(248,517)	688,817	6,260,437
Principal U.S. Small Cap Index ETF	30,335,702	(3,910,800)	26,424,902	217,667,313

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal EDGE Active Income ETF

December 31, 2016 (unaudited)

COMMON STOCKS — 26.04%	Shares Held	Value
Aerospace & Defense — 0.46%
Lockheed Martin Corp	5,050	$1,262,197

Banks — 6.18%
Bank of Hawaii Corp	21,255	1,885,106
Bank of Nova Scotia/The	34,488	1,920,292
Columbia Banking System Inc	45,092	2,014,711
Cullen / Frost Bankers Inc	21,143	1,865,447
East West Bancorp Inc	37,492	1,905,718
JPMorgan Chase & Co	21,257	1,834,266
PacWest Bancorp	34,553	1,881,065
US Bancorp	35,942	1,846,341
Washington Trust Bancorp Inc	32,681	1,831,770

		$16,984,716

Chemicals — 0.57%
EI du Pont de Nemours & Co	21,480	1,576,632

Computers — 0.54%
Apple Inc	12,768	1,478,790

Diversified Financial Services — 0.65%
BGC Partners Inc, Class A	174,295	1,783,038

Electric — 1.65%
ALLETE Inc	23,402	1,502,174
WEC Energy Group Inc	26,298	1,542,378
Xcel Energy Inc	36,801	1,497,801

		$4,542,353

Electronics — 0.23%
Garmin Ltd	12,918	626,394

Food — 0.81%
B&G Foods Inc	25,952	1,136,698
Kraft Heinz Co/The	12,641	1,103,812

		$2,240,510

Housewares — 0.22%
Tupperware Brands Corp	11,414	600,605

Machinery — Diversified — 0.52%
Deere & Co	13,895	1,431,741

Oil & Gas — 3.47%
Chevron Corp	13,941	1,640,856
Exxon Mobil Corp	21,762	1,964,238
HollyFrontier Corp	56,406	1,847,860
Marathon Petroleum Corp	42,576	2,143,702
Occidental Petroleum Corp	27,467	1,956,474

		$9,553,130

Pharmaceuticals — 1.43%
Abbott Laboratories	25,824	991,900
Johnson & Johnson	8,681	1,000,138
Merck & Co Inc	15,934	938,034
Pfizer Inc	31,263	1,015,422

		$3,945,494

Pipelines — 2.31%
EnLink Midstream LLC	104,793	1,996,306
Plains GP Holdings LP, Class A	56,613	1,963,339
Targa Resources Corp	42,472	2,381,405

		$6,341,050

REITS — 5.62%
AGNC Investment Corp	79,584	1,442,858
Annaly Capital Management Inc	151,543	1,510,884
Colony Capital Inc, Class A	90,936	1,841,454
CYS Investments Inc	168,507	1,302,559
Digital Realty Trust Inc	17,051	1,675,431
EPR Properties	19,681	1,412,505
Gramercy Property Trust	178,014	1,634,169
Medical Properties Trust Inc	115,128	1,416,074
Omega Healthcare Investors Inc	51,842	1,620,581
Pebblebrook Hotel Trust	54,057	1,608,196

		$15,464,711

Semiconductors — 0.50%
Microchip Technology Inc	21,245	1,362,867

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications — 0.55%
BCE Inc	35,325	$1,527,453

Toys, Games & Hobbies — 0.33%
Hasbro Inc	11,609	903,064

TOTAL COMMON STOCKS		$71,624,745
INVESTMENT COMPANIES — 0.27%	Shares Held	Value
Exchange Traded Funds — 0.27%
iShares US Preferred Stock ETF	10,000	372,100
SPDR Bloomberg Barclays High Yield Bond ETF	10,000	364,500

TOTAL INVESTMENT COMPANIES		$736,600
PREFERRED STOCKS — 5.65%	Shares Held	Value
Banks — 1.32%
Bank of America Corp 6.00%; Series EE (a)	10,000	249,000
Bank of America Corp 6.50%; Series Y (a)	15,000	382,800
Goldman Sachs Group Inc/The 6.20%; Series B (a)	40,000	1,017,200
Merrill Lynch Capital Trust I 6.45%; Series K (b)	15,000	376,650
Merrill Lynch Capital Trust III 7.375% (b)	15,000	385,650
Morgan Stanley 6.375%; Series I (a),(b)	20,000	514,600
Morgan Stanley 7.125%; Series E (a),(b)	25,000	703,250

		$3,629,150

Diversified Financial Services — 0.15%
General Electric Co 4.875%	17,000	418,030

Electric — 0.93%
Alabama Power Co 6.45% (a)	35,000	892,500
BGE Capital Trust II 6.20%	30,000	765,000
Duke Energy Corp 5.13%	15,000	358,950
Entergy Mississippi Inc	10,000	211,300
NextEra Energy Capital Holdings Inc 5.13%; Series I	15,000	329,700

		$2,557,450

Insurance — 0.14%
Prudential Financial Inc 5.75%	15,000	371,400

Media — 0.14%
Comcast Corp 5.00%	15,000	376,200

REITS — 2.85%
Boston Properties Inc 5.25% (a)	20,000	480,800
Digital Realty Trust Inc 7.38%; Series H (a)	50,000	1,357,500
Hospitality Properties Trust 7.13%; Series D (a)	50,000	1,261,000
Kimco Realty Corp 6.00%; Series I (a)	30,000	730,500
PS Business Parks Inc 5.20%; Series W (a)	20,000	431,200
PS Business Parks Inc 6.00%; Series T (a)	30,000	729,300
Public Storage 4.90%; Series E (a)	15,000	316,500
Public Storage 6.38%; Series Y (a)	35,000	915,250
Ventas Realty LP / Ventas Capital Corp 5.45%	15,000	360,150
Vornado Realty Trust 6.63%; Series I (a)	50,000	1,253,000

		$7,835,200

Telecommunications — 0.12%
Qwest Corp 6.13%	15,000	340,350

TOTAL PREFERRED STOCKS		$15,527,780
BONDS — 60.35%	Principal Amount	Value
Banks — 3.81%
Bank of America Corp,
8.00%, 07/29/2049 (a),(b)	$4,000,000	$4,110,000
Citigroup Inc
6.68%, 09/13/2043	2,000,000	2,535,014
JPMorgan Chase & Co,
5.15%, 12/29/2049 (a),(b)	4,000,000	3,825,600

		$10,470,614

Chemicals — 1.13%
Westlake Chemical Corp
4.88%, 05/15/2023 (c)	3,000,000	3,112,500

See accompanying notes.	18

Schedule of Investments

Principal EDGE Active Income ETF

December 31, 2016 (unaudited)

BONDS (continued)	Principal Amount	Value
Commercial Services — 1.07%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	$3,000,000	$2,947,500

Computers — 1.18%
Diamond 1 Finance Corp / Diamond 2 Finance Corp
6.02%, 06/15/2026 (c)	3,000,000	3,249,888

Diversified Financial Services — 0.37%
Jefferies Group LLC
6.25%, 01/15/2036	1,000,000	1,019,859

Electric — 3.12%
GenOn Energy Inc
9.88%, 10/15/2020	3,100,000	2,115,750
NRG Energy Inc
6.25%, 07/15/2022	1,000,000	1,002,500
6.25%, 05/01/2024	2,000,000	1,945,000
PPL Capital Funding Inc,
6.70%, 03/30/2067 (b)	4,000,000	3,510,000

		$8,573,250

Environmental Control — 2.47%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (c)	2,000,000	1,990,000
Covanta Holding Corp
5.88%, 03/01/2024	5,000,000	4,812,500

		$6,802,500

Food — 1.88%
B&G Foods Inc
4.63%, 06/01/2021	3,000,000	3,060,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024	2,000,000	2,120,000

		$5,180,000

Healthcare — Services — 4.00%
HCA Inc
5.88%, 05/01/2023	2,000,000	2,125,000
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	2,985,000
Surgery Center Holdings Inc
8.88%, 04/15/2021 (c)	2,000,000	2,130,000
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	3,774,000

		$11,014,000

Home Builders — 1.85%
KB Home
7.50%, 09/15/2022	2,000,000	2,110,000
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	2,992,500

		$5,102,500

Insurance — 1.48%
MetLife Capital Trust X
9.25%, 04/08/2068 (c)	3,000,000	4,080,000

Internet — 0.37%
VeriSign Inc
5.25%, 04/01/2025	1,000,000	1,025,000

Iron & Steel — 2.30%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	2,940,000
ArcelorMittal
7.25%, 02/25/2022	3,000,000	3,382,500

		$6,322,500

Lodging — 1.17%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,225,000

BONDS (continued)	Principal Amount	Value
Media — 5.27%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	$2,000,000	$2,090,000
CSC Holdings LLC
6.75%, 11/15/2021	4,000,000	4,300,000
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	4,116,000
Sirius XM Radio Inc
5.38%, 04/15/2025 (c)	4,000,000	3,980,000

		$14,486,000

Mining — 2.80%
Freeport-McMoRan Inc
3.88%, 03/15/2023	4,000,000	3,670,000
Teck Resources Ltd
4.50%, 01/15/2021	4,000,000	4,020,000

		$7,690,000

Mortgage Backed Securities — 6.32%
Citigroup Commercial Mortgage Trust 2015-GC29
4.16%, 04/10/2048 (b)	750,000	713,625
COMM 2014-UBS3 Mortgage Trust
4.78%, 06/10/2047 (b)	2,000,000	1,925,060
COMM 2015-CCRE22 Mortgage Trust
4.13%, 03/10/2048 (b)	500,000	478,381
GS Mortgage Securities Trust 2013-GC13
4.07%, 07/10/2046 (b),(c)	500,000	507,235
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (b)	2,000,000	1,963,523
GS Mortgage Securities Trust 2014-GC20
4.87%, 04/10/2047 (b)	2,000,000	1,929,913
GS Mortgage Securities Trust 2015-GC32
4.41%, 07/10/2048 (b)	1,241,000	1,225,573
JP Morgan Chase Commercial Mortgage Securities Trust
4.42%, 12/15/2047 (b),(c)	1,750,000	1,623,769
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.24%, 01/15/2049 (b),(c)	1,000,000	751,711
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.67%, 04/15/2047 (b)	2,000,000	2,005,031
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048 (c)	1,425,000	1,005,942
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.47%, 12/15/2047 (b)	1,600,000	1,515,658
WFRBS Commercial Mortgage Trust 2013-C14
4.00%, 06/15/2046 (b),(c)	500,000	440,240
WFRBS Commercial Mortgage Trust 2014-C22
3.77%, 09/15/2057 (b)	1,000,000	916,008
3.91%, 09/15/2057 (b),(c)	500,000	373,290

		$17,374,959

Office & Business Equipment — 1.12%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	3,000,000	3,067,500

Oil & Gas — 2.41%
Nabors Industries Inc
5.00%, 09/15/2020	1,000,000	1,027,500
Rowan Cos Inc
4.75%, 01/15/2024	3,000,000	2,707,500
4.88%, 06/01/2022	2,000,000	1,890,000
Whiting Petroleum Corp
5.75%, 03/15/2021	1,000,000	995,840

		$6,620,840

Oil & Gas Services — 1.97%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	2,000,000	1,940,000

See accompanying notes.	19

Schedule of Investments

Principal EDGE Active Income ETF

December 31, 2016 (unaudited)

BONDS (continued)	Principal Amount	Value
Oil & Gas Services (continued)
Weatherford International Ltd
4.50%, 04/15/2022	$4,000,000	$3,470,000

		$5,410,000

Packaging & Containers — 1.49%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (c)	4,000,000	4,085,000

Pipelines — 2.53%
EnLink Midstream Partners LP
4.15%, 06/01/2025	3,000,000	2,911,992
Transcanada Trust
5.63%, 05/20/2075 (b)	4,000,000	4,040,000

		$6,951,992

Retail — 1.89%
JC Penney Corp Inc
5.65%, 06/01/2020	1,000,000	986,250
Rite Aid Corp
6.75%, 06/15/2021	4,000,000	4,200,000

		$5,186,250

Software — 1.55%
First Data Corp
7.00%, 12/01/2023 (c)	4,000,000	4,260,000

Storage/Warehousing — 1.25%
Mobile Mini Inc
5.88%, 07/01/2024	3,331,000	3,447,585

Telecommunications — 4.02%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	3,000,000	2,520,000
Sprint Corp
7.88%, 09/15/2023	4,000,000	4,270,000
T-Mobile USA Inc
6.38%, 03/01/2025	4,000,000	4,275,000

		$11,065,000

Transportation — 1.53%
XPO Logistics Inc
6.50%, 06/15/2022 (c)	4,000,000	4,200,000

TOTAL BONDS		$165,970,237
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS — 6.48%	Principal Amount	Value
Federal Home Loan Mortgage Corp (FHLMC) — 1.35%
1.86%, 09/15/2040 (b),(d)	$29,607,170	$1,681,006
2.13%, 02/15/2038 (b),(d)	27,753,564	2,030,956

		$3,711,962

Federal National Mortgage Association (FNMA) — 3.82%
1.95%, 12/25/2034 (b),(d)	21,812,129	1,271,983
1.95%, 07/25/2044 (b),(d)	25,232,256	1,489,031
1.95%, 07/25/2056 (b),(d)	17,526,763	1,159,304
2.00%, 12/25/2045 (b),(d)	25,294,075	1,638,861
2.13%, 08/25/2044 (b),(d)	28,176,390	1,943,650
2.21%, 12/25/2044 (b),(d)	19,972,050	1,517,690
3.50%, 02/25/2036 (d)	9,051,201	1,488,191

		$10,508,710

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)	Principal Amount	Value
Government National Mortgage Association (GNMA) — 1.31%
4.00%, 04/20/2046 (d)	$6,837,638	$1,264,398
4.00%, 09/20/2046 (d)	11,865,353	2,337,924

		$3,602,322

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$17,822,994
Total Investments		$271,682,356
Other Assets and Liabilities — 1.21%		$3,327,889

TOTAL NET ASSETS — 100%		$275,010,245

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Variable Rate. Rate shown is in effect at December 31, 2016.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,789,575 or 13.01% of net assets.
(d)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)
Sector	Percent
Financial	22.41%
Mortgage Securities	12.80%
Energy	12.68%
Communications	10.48%
Consumer, Non-cyclical	9.21%
Industrial	6.85%
Basic Materials	6.80%
Consumer, Cyclical	6.71%
Utilities	5.70%
Technology	4.88%
Investment Companies	0.27%
Other Assets and Liabilities	1.21%
TOTAL NET ASSETS	100.00%

See accompanying notes.	20

Schedule of Investments

Principal Healthcare Innovators Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS — 99.84%	Shares Held	Value
Biotechnology — 47.17%
Acceleron Pharma Inc (a)	1,020	$26,030
Achillion Pharmaceuticals Inc (a)	3,712	15,331
Acorda Therapeutics Inc (a)	1,252	23,538
Aduro Biotech Inc (a)	1,758	20,041
Advaxis Inc (a)	925	6,623
Agenus Inc (a)	2,359	9,719
Alder Biopharmaceuticals Inc (a)	1,363	28,350
Alnylam Pharmaceuticals Inc (a)	2,348	87,909
AMAG Pharmaceuticals Inc (a)	927	32,260
Aratana Therapeutics Inc (a)	961	6,900
Arena Pharmaceuticals Inc (a)	6,606	9,381
ARIAD Pharmaceuticals Inc (a)	5,233	65,099
Arrowhead Pharmaceuticals Inc (a)	1,670	2,588
Atara Biotherapeutics Inc (a)	782	11,104
Bellicum Pharmaceuticals Inc (a)	735	10,011
BioCryst Pharmaceuticals Inc (a)	2,063	13,059
BioMarin Pharmaceutical Inc (a)	2,188	181,254
Bluebird Bio Inc (a)	1,009	62,255
Blueprint Medicines Corp (a)	741	20,785
Celldex Therapeutics Inc (a)	2,767	9,795
Cytokinetics Inc (a)	1,078	13,098
Dermira Inc (a)	960	29,117
Dynavax Technologies Corp (a)	1,045	4,128
Editas Medicine Inc (a)	994	16,133
Emergent BioSolutions Inc (a)	1,098	36,058
Epizyme Inc (a)	1,573	19,033
Esperion Therapeutics Inc (a)	633	7,925
Exact Sciences Corp (a)	2,655	35,471
Exelixis Inc (a)	6,255	93,262
FibroGen Inc (a)	1,704	36,466
Five Prime Therapeutics Inc (a)	769	38,535
Foundation Medicine Inc (a)	948	16,780
Geron Corp (a)	4,321	8,944
Halozyme Therapeutics Inc (a)	3,515	34,728
ImmunoGen Inc (a)	2,440	4,978
Incyte Corp (a)	2,147	215,280
Innoviva Inc (a)	3,019	32,303
Inovio Pharmaceuticals Inc (a)	1,997	13,859
Insmed Inc (a)	1,679	22,213
Intellia Therapeutics Inc (a)	977	12,808
Intercept Pharmaceuticals Inc (a)	677	73,556
Intrexon Corp (a)	3,236	78,635
Ionis Pharmaceuticals Inc (a)	3,312	158,413
Juno Therapeutics Inc (a)	2,872	54,137
Karyopharm Therapeutics Inc (a)	1,001	9,409
Kite Pharma Inc (a)	1,347	60,399
Lexicon Pharmaceuticals Inc (a)	2,820	39,001
MacroGenics Inc (a)	942	19,254
Medicines Co/The (a)	1,915	64,995
Merrimack Pharmaceuticals Inc (a)	3,510	14,321
Momenta Pharmaceuticals Inc (a)	1,920	28,896
NewLink Genetics Corp (a)	785	8,070
Novavax Inc (a)	7,364	9,279
Omeros Corp (a)	1,162	11,527
Organovo Holdings Inc (a)	2,516	8,529
Otonomy Inc (a)	819	13,022
OvaScience Inc (a)	965	1,476
Pacific Biosciences of California Inc (a)	2,495	9,481
Prothena Corp PLC (a)	933	45,894
PTC Therapeutics Inc (a)	961	10,484
Puma Biotechnology Inc (a)	881	27,047
Retrophin Inc (a)	997	18,873
Rigel Pharmaceuticals Inc (a)	2,568	6,112
Sage Therapeutics Inc (a)	870	44,422
Sangamo BioSciences Inc (a)	1,972	6,015
Seattle Genetics Inc (a)	3,748	197,782
Spark Therapeutics Inc (a)	831	41,467
Spectrum Pharmaceuticals Inc (a)	2,178	9,649
Theravance Biopharma Inc (a)	1,299	41,412
Ultragenyx Pharmaceutical Inc (a)	1,071	75,302
Vertex Pharmaceuticals Inc (a)	2,322	171,062
ZIOPHARM Oncology Inc (a)	3,581	19,158

		$2,710,230

COMMON STOCKS (continued)	Shares Held	Value
Commercial Services — 0.38%
Albany Molecular Research Inc (a)	1,164	$21,837

Healthcare — Products — 14.33%
Accelerate Diagnostics Inc (a)	1,391	28,863
Accuray Inc (a)	2,198	10,111
AngioDynamics Inc (a)	999	16,853
AtriCure Inc (a)	898	17,574
Cardiovascular Systems Inc (a)	886	21,450
Cerus Corp (a)	2,796	12,163
ConforMIS Inc (a)	1,142	9,250
Endologix Inc (a)	2,222	12,710
Genomic Health Inc (a)	906	26,627
Glaukos Corp (a)	896	30,733
Haemonetics Corp (a)	1,381	55,516
Insulet Corp (a)	1,552	58,479
Intersect ENT Inc (a)	769	9,305
Invacare Corp	861	11,236
K2M Group Holdings Inc (a)	1,126	22,565
Nevro Corp (a)	769	55,876
NxStage Medical Inc (a)	1,748	45,815
OPKO Health Inc (a)	14,924	138,793
Orthofix International NV (a)	495	17,909
Penumbra Inc (a)	843	53,783
Quidel Corp (a)	877	18,785
Rockwell Medical Inc (a)	1,444	9,458
Spectranetics Corp/The (a)	1,163	28,494
Wright Medical Group NV (a)	2,789	64,091
Zeltiq Aesthetics Inc (a)	1,076	46,828

		$823,267

Healthcare — Services — 3.06%
Brookdale Senior Living Inc (a)	5,045	62,659
Capital Senior Living Corp (a)	813	13,049
Community Health Systems Inc (a)	3,085	17,245
Healthways Inc (a)	981	22,318
Teladoc Inc (a)	1,240	20,460
Tenet Healthcare Corp (a)	2,696	40,008

		$175,739

Pharmaceuticals — 34.32%
ACADIA Pharmaceuticals Inc (a)	3,275	94,451
Adamas Pharmaceuticals Inc (a)	599	10,123
Aerie Pharmaceuticals Inc (a)	757	28,652
Agios Pharmaceuticals Inc (a)	1,033	43,107
Alkermes PLC (a)	4,143	230,268
Amicus Therapeutics Inc (a)	3,859	19,179
Amphastar Pharmaceuticals Inc (a)	1,225	22,564
Array BioPharma Inc (a)	3,938	34,615
Avexis Inc (a)	625	29,831
Axovant Sciences Ltd (a)	2,691	33,422
Cara Therapeutics Inc (a)	764	7,098
Cempra Inc (a)	1,412	3,954
Chimerix Inc (a)	1,293	5,948
Clovis Oncology Inc (a)	1,045	46,419
Coherus Biosciences Inc (a)	1,178	33,161
Collegium Pharmaceutical Inc (a)	638	9,934
Depomed Inc (a)	1,667	30,039
DexCom Inc (a)	2,294	136,952
Eagle Pharmaceuticals Inc (a)	425	33,719
Enanta Pharmaceuticals Inc (a)	517	17,320
Endo International PLC (a)	6,073	100,022
Flexion Therapeutics Inc (a)	747	14,208
Global Blood Therapeutics Inc (a)	829	11,979
Heron Therapeutics Inc (a)	995	13,035
Impax Laboratories Inc (a)	2,005	26,566
Intra-Cellular Therapies Inc (a)	1,174	17,716
Ironwood Pharmaceuticals Inc (a)	3,529	53,958
Keryx Biopharmaceuticals Inc (a)	2,873	16,836
La Jolla Pharmaceutical Co (a)	496	8,695
MannKind Corp (a)	12,982	8,266
Minerva Neurosciences Inc (a)	944	11,092
Nektar Therapeutics (a)	3,713	45,559
Neurocrine Biosciences Inc (a)	2,375	91,912
Ophthotech Corp (a)	966	4,666

See accompanying notes.	21

Schedule of Investments

Principal Healthcare Innovators Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Pacira Pharmaceuticals Inc (a)	1,012	$32,688
Perrigo Co PLC	2,186	181,941
Portola Pharmaceuticals Inc (a)	1,535	34,445
Progenics Pharmaceuticals Inc (a)	1,899	16,407
Radius Health Inc (a)	1,170	44,495
Revance Therapeutics Inc (a)	773	16,001
Sarepta Therapeutics Inc (a)	1,300	35,659
Seres Therapeutics Inc (a)	1,093	10,821
Synergy Pharmaceuticals Inc (a)	4,872	29,670
TESARO Inc (a)	1,400	188,272
TG Therapeutics Inc (a)	1,515	7,045
TherapeuticsMD Inc (a)	5,330	30,754
Vanda Pharmaceuticals Inc (a)	1,175	18,741
Xencor Inc (a)	1,112	29,268

		$1,971,473

Software — 0.58%
Omnicell Inc (a)	981	33,256

TOTAL COMMON STOCKS		$5,735,802
Total Investments		$5,735,802
Other Assets and Liabilities — 0.16%		$8,941

TOTAL NET ASSETS — 100%		$5,744,743

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.26%
Technology	0.58%
Other Assets and Liabilities	0.16%
TOTAL NET ASSETS	100.00%

See accompanying notes.	22

Schedule of Investments

Principal Millennials Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS — 99.91%	Shares Held	Value
Apparel — 5.41%
adidas AG	285	$45,046
Carter’s Inc	319	27,558
Columbia Sportswear Co	276	16,091
Michael Kors Holdings Ltd (a)	1,642	70,573
NIKE Inc, Class B	2,040	103,693
Under Armour Inc, Class A (a)	1,423	41,338
VF Corp	522	27,849

		$332,148

Beverages — 3.97%
Brown-Forman Corp, Class B	681	30,591
Constellation Brands Inc, Class A	550	84,320
Davide Campari-Milano SpA	1,660	16,233
Diageo PLC	1,250	32,505
Treasury Wine Estates Ltd	8,415	64,856
Tsingtao Brewery Co Ltd, Class H	4,000	15,114

		$243,619

Chemicals — 0.51%
Givaudan SA	17	31,152

Commercial Services — 6.62%
Advisory Board Co/The (a)	514	17,090
Bright Horizons Family Solutions Inc (a)	1,444	101,109
Capella Education Co	315	27,657
EVERTEC Inc	1,189	21,105
G8 Education Ltd	5,735	14,858
PayPal Holdings Inc (a)	2,156	85,097
RELX PLC	6,767	120,842
Wirecard AG	438	18,853

		$406,611

Computers — 1.62%
Apple Inc	309	35,788
HP Inc	2,730	40,513
Ingenico Group SA	289	23,081

		$99,382

Diversified Financial Services — 6.77%
American Express Co	551	40,818
Discover Financial Services	2,469	177,990
Mastercard Inc, Class A	358	36,964
TD Ameritrade Holding Corp	1,072	46,739
Visa Inc, Class A	442	34,485
Worldpay Group PLC (b)	23,672	78,739

		$415,735

Food — 0.92%
Hain Celestial Group Inc/The (a)	405	15,807
Kroger Co/The	869	29,989
Sprouts Farmers Market Inc (a)	572	10,823

		$56,619

Home Builders — 0.54%
NVR Inc (a)	20	33,380

Home Furnishings — 0.86%
Tempur Sealy International Inc (a)	272	18,572
Whirlpool Corp	187	33,991

		$52,563

Internet — 24.44%
Alibaba Group Holding Ltd ADR (a)	1,053	92,464
Alphabet Inc, Class A (a)	44	34,868
Alphabet Inc, Class C (a)	168	129,666
Amazon.com Inc (a)	140	104,982
ASOS PLC (a)	1,335	81,670
Baidu Inc ADR (a)	654	107,524
Ctrip.com International Ltd ADR (a)	1,408	56,320
eBay Inc (a)	1,409	41,833
Facebook Inc, Class A (a)	1,094	125,865
Groupon Inc (a)	4,168	13,838
GrubHub Inc (a)	2,495	93,862
IAC/InterActiveCorp (a)	1,324	85,782
Just Eat PLC (a)	11,507	82,747
Match Group Inc (a)	1,504	25,718
Netflix Inc (a)	813	100,649

COMMON STOCKS (continued)	Shares Held	Value
Internet (continued)
Priceline Group Inc/The (a)	97	$142,208
Rightmove PLC	275	13,228
Tencent Holdings Ltd	6,100	149,225
Trade Me Group Ltd	5,430	18,899

		$1,501,348

Leisure Products & Services — 0.38%
Planet Fitness Inc, Class A	1,156	23,236

Media — 7.58%
AMC Networks Inc, Class A (a)	256	13,399
CBS Corp NVDR, Class B	614	39,063
Comcast Corp, Class A	550	37,977
Informa PLC	9,384	78,641
MSG Networks Inc, Class A (a)	961	20,661
Naspers Ltd, Class N	593	86,965
Time Warner Inc	466	44,983
Twenty-First Century Fox Inc, Class A	1,193	33,452
Vivendi SA	3,950	75,072
Walt Disney Co/The	341	35,539

		$465,752

Real Estate — 0.26%
REA Group Ltd	400	15,943

Retail — 27.96%
ANTA Sports Products Ltd	29,000	86,576
Bed Bath & Beyond Inc	671	27,269
Best Buy Co Inc	1,042	44,462
Burlington Stores Inc (a)	295	25,001
Children’s Place Inc/The	198	19,988
Chipotle Mexican Grill Inc (a)	71	26,790
Dick’s Sporting Goods Inc	356	18,904
Domino’s Pizza Inc	255	40,606
Fast Retailing Co Ltd	300	107,371
Finish Line Inc/The, Class A	788	14,822
Foot Locker Inc	520	36,863
GameStop Corp, Class A	523	13,211
GNC Holdings Inc, Class A	522	5,763
Hennes & Mauritz AB, Class B	2,492	69,312
Hibbett Sports Inc (a)	463	17,270
Home Depot Inc/The	943	126,438
Industria de Diseno Textil SA	2,494	85,139
JB Hi-Fi Ltd	916	18,535
Kate Spade & Co (a)	2,445	45,648
L Brands Inc	379	24,953
Lowe’s Cos Inc	447	31,791
Mr Price Group Ltd	7,760	90,151
Next PLC	429	26,345
OVS SpA (b)	10,633	53,502
Panera Bread Co, Class A (a)	457	93,726
PVH Corp	339	30,591
Sports Direct International PLC (a)	3,060	10,506
Starbucks Corp	2,091	116,092
SuperGroup PLC	4,644	94,319
TJX Cos Inc/The	432	32,456
Truworths International Ltd	14,372	83,373
Urban Outfitters Inc (a)	2,827	80,513
Vitamin Shoppe Inc (a)	537	12,754
Williams-Sonoma Inc	304	14,711
Yamada Denki Co Ltd	3,500	18,866
Zalando SE (a),(b)	1,897	72,467

		$1,717,084

Semiconductors — 4.60%
NVIDIA Corp	2,645	282,327

Software — 6.89%
Activision Blizzard Inc	2,470	89,192
Changyou.com Ltd ADR (a)	885	18,780
Electronic Arts Inc (a)	1,902	149,801
Konami Holdings Corp	600	24,231
NetEase Inc ADR	657	141,478

		$423,482

See accompanying notes.	23

Schedule of Investments

Principal Millennials Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications — 0.58%
Cisco Systems Inc	1,187	$35,871

TOTAL COMMON STOCKS		$6,136,252
Total Investments		$6,136,252
Other Assets and Liabilities — 0.09%		$5,421

TOTAL NET ASSETS — 100%		$6,141,673

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $204,708 or 3.33% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	35.14%
Communications	32.61%
Technology	13.11%
Consumer, Non-cyclical	11.51%
Financial	7.03%
Basic Materials	0.51%
Other Assets and Liabilities	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes.	24

Schedule of Investments

Principal Price Setters Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS — 100.13%	Shares Held	Value
Advertising — 1.01%
Omnicom Group Inc	774	$65,875

Aerospace & Defense — 3.63%
General Dynamics Corp	439	75,798
Lockheed Martin Corp	82	20,495
Rockwell Collins Inc	690	64,005
Spirit AeroSystems Holdings Inc, Class A	921	53,740
TransDigm Group Inc	91	22,655

		$236,693

Agriculture — 2.05%
Altria Group Inc	981	66,335
Reynolds American Inc	1,198	67,136

		$133,471

Airlines — 0.33%
Alaska Air Group Inc	240	21,295

Apparel — 0.23%
NIKE Inc, Class B	290	14,741

Banks — 1.73%
Northern Trust Corp	712	63,404
Signature Bank (a)	327	49,115

		$112,519

Beverages — 3.76%
Brown-Forman Corp, Class B	1,228	55,162
Constellation Brands Inc, Class A	427	65,463
Dr Pepper Snapple Group Inc	660	59,842
PepsiCo Inc	617	64,557

		$245,024

Biotechnology — 2.26%
Amgen Inc	424	61,993
Gilead Sciences Inc	692	49,554
Illumina Inc (a)	279	35,723

		$147,270

Chemicals — 4.42%
Air Products & Chemicals Inc	493	70,903
Ecolab Inc	408	47,826
International Flavors & Fragrances Inc	409	48,192
PPG Industries Inc	438	41,505
Praxair Inc	174	20,391
Sherwin-Williams Co/The	221	59,392

		$288,209

Commercial Services — 8.92%
Automatic Data Processing Inc	209	21,481
Cintas Corp	719	83,088
Equifax Inc	575	67,982
FleetCor Technologies Inc (a)	138	19,530
Gartner Inc (a)	514	51,950
Global Payments Inc	292	20,268
Moody’s Corp	680	64,104
Nielsen Holdings PLC	353	14,808
SEI Investments Co	1,108	54,691
Total System Services Inc	1,386	67,955
Vantiv Inc, Class A (a)	1,161	69,219
Verisk Analytics Inc (a)	571	46,348

		$581,424

Computers — 1.35%
Accenture PLC, Class A	422	49,429
Apple Inc	184	21,311
Cognizant Technology Solutions Corp, Class A (a)	312	17,481

		$88,221

Distribution/Wholesale — 0.58%
Fastenal Co	393	18,463
Genuine Parts Co	199	19,013

		$37,476

Diversified Financial Services — 6.42%
Affiliated Managers Group Inc (a)	435	63,205
Alliance Data Systems Corp	86	19,651
American Express Co	321	23,780

COMMON STOCKS (continued)	Shares Held	Value
Diversified Financial Services (continued)
CME Group Inc	200	$23,070
Intercontinental Exchange Inc	885	49,932
Mastercard Inc, Class A	480	49,560
S&P Global Inc	471	50,651
T Rowe Price Group Inc	614	46,210
TD Ameritrade Holding Corp	622	27,119
Visa Inc, Class A	834	65,069

		$418,247

Electric — 4.91%
CMS Energy Corp	449	18,687
Consolidated Edison Inc	605	44,577
Dominion Resources Inc	600	45,954
Duke Energy Corp	561	43,545
Eversource Energy	765	42,251
Pinnacle West Capital Corp	260	20,288
SCANA Corp	929	68,077
Southern Co/The	368	18,102
Xcel Energy Inc	449	18,274

		$319,755

Electrical Components & Equipment — 2.04%
Acuity Brands Inc	285	65,795
AMETEK Inc	383	18,614
Emerson Electric Co	868	48,391

		$132,800

Electronics — 4.17%
Amphenol Corp, Class A	1,136	76,339
Honeywell International Inc	413	47,846
Mettler-Toledo International Inc (a)	191	79,945
Waters Corp (a)	501	67,329

		$271,459

Environmental Control — 0.81%
Republic Services Inc	926	52,828

Food — 3.85%
Campbell Soup Co	674	40,757
General Mills Inc	1,027	63,438
Hershey Co/The	194	20,065
Hormel Foods Corp	1,422	49,500
Kroger Co/The	444	15,322
McCormick & Co Inc	454	42,372
Mondelez International Inc, Class A	439	19,461

		$250,915

Gas — 1.37%
Atmos Energy Corp	610	45,232
Sempra Energy	435	43,778

		$89,010

Hand/Machine Tools — 1.10%
Snap-on Inc	292	50,011
Stanley Black & Decker Inc	189	21,676

		$71,687

Healthcare — Products — 2.42%
Henry Schein Inc (a)	256	38,838
Hologic Inc (a)	515	20,662
IDEXX Laboratories Inc (a)	245	28,731
Stryker Corp	418	50,080
Thermo Fisher Scientific Inc	138	19,472

		$157,783

Healthcare — Services — 2.29%
Aetna Inc	390	48,364
MEDNAX Inc (a)	901	60,061
UnitedHealth Group Inc	148	23,686
Universal Health Services Inc, Class B	162	17,233

		$149,344

Home Builders — 0.95%
NVR Inc (a)	37	61,753

Household Products — 1.43%
Colgate-Palmolive Co	912	59,681
Estee Lauder Cos Inc/The, Class A	194	14,839

See accompanying notes.	25

Schedule of Investments

Principal Price Setters Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Household Products (continued)
Procter & Gamble Co/The	219	$18,414

		$92,934

Household Products/Wares — 2.01%
Church & Dwight Co Inc	1,319	58,287
Clorox Co/The	478	57,370
Kimberly-Clark Corp	137	15,634

		$131,291

Insurance — 3.49%
Berkshire Hathaway Inc, Class B (a)	311	50,687
Cincinnati Financial Corp	280	21,210
Markel Corp (a)	21	18,994
Marsh & McLennan Cos Inc	742	50,152
Torchmark Corp	1,170	86,299

		$227,342

Internet — 0.77%
CDW Corp	449	23,388
F5 Networks Inc (a)	184	26,629

		$50,017

Lodging — 0.67%
Wyndham Worldwide Corp	571	43,607

Machinery — Diversified — 1.46%
Roper Technologies Inc	249	45,587
Wabtec Corp	599	49,729

		$95,316

Media — 2.33%
Comcast Corp, Class A	307	21,198
FactSet Research Systems Inc	398	65,045
Walt Disney Co/The	632	65,867

		$152,110

Miscellaneous Manufacture — 1.40%
3M Co	382	68,214
Illinois Tool Works Inc	189	23,145

		$91,359

Packaging & Containers — 0.63%
Sealed Air Corp	908	41,169

Pharmaceuticals — 4.32%
AbbVie Inc	775	48,531
Cardinal Health Inc	510	36,705
Express Scripts Holding Co (a)	851	58,540
Johnson & Johnson	573	66,015
McKesson Corp	388	54,495
Mead Johnson Nutrition Co	240	16,982

		$281,268

REITS — 2.90%
Boston Properties Inc	157	19,747
Federal Realty Investment Trust	286	40,644
Public Storage	240	53,640
Realty Income Corp	306	17,589
Simon Property Group Inc	219	38,910
Welltower Inc	280	18,740

		$189,270

Retail — 5.02%
CVS Health Corp	429	33,853
Dollar General Corp	240	17,777
Home Depot Inc/The	487	65,297
Lowe’s Cos Inc	617	43,881
McDonald’s Corp	361	43,941
O’Reilly Automotive Inc (a)	230	64,034
Starbucks Corp	714	39,641
Walgreens Boots Alliance Inc	224	18,538

		$326,962

Semiconductors — 1.42%
Skyworks Solutions Inc	909	67,866
Texas Instruments Inc	336	24,518

		$92,384

COMMON STOCKS (continued)	Shares Held	Value
Software — 5.57%
ANSYS Inc (a)	721	$66,685
Broadridge Financial Solutions Inc	1,076	71,339
Citrix Systems Inc (a)	250	22,327
Fiserv Inc (a)	632	67,169
MSCI Inc	251	19,774
Paychex Inc	1,166	70,986
Red Hat Inc (a)	637	44,399

		$362,679

Telecommunications — 2.46%
AT&T Inc	1,146	48,739
Cisco Systems Inc	1,616	48,836
Verizon Communications Inc	1,180	62,988

		$160,563

Transportation — 3.65%
CH Robinson Worldwide Inc	596	43,663
Expeditors International of Washington Inc	1,308	69,272
JB Hunt Transport Services Inc	546	53,000
United Parcel Service Inc, Class B	625	71,650

		$237,585

TOTAL COMMON STOCKS		$6,523,655
Total Investments		$6,523,655
Other Assets and Liabilities — (0.13)%		$(8,601)

TOTAL NET ASSETS — 100%		$6,515,054

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	33.99%
Industrial	18.89%
Financial	14.60%
Technology	8.34%
Consumer, Cyclical	7.76%
Communications	6.58%
Utilities	6.28%
Basic Materials	3.69%
Other Assets and Liabilities	(0.13)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	26

Schedule of Investments

Principal Shareholder Yield Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS — 100.17%	Shares Held	Value
Advertising — 1.35%
Interpublic Group of Cos Inc/The	1,380	$32,306
Omnicom Group Inc	719	61,194

		$93,500

Aerospace & Defense — 0.57%
Boeing Co/The	254	39,543

Airlines — 2.30%
Alaska Air Group Inc	399	35,403
Delta Air Lines Inc	1,169	57,503
Southwest Airlines Co	1,334	66,487

		$159,393

Apparel — 0.36%
Carter’s Inc	290	25,053

Auto Manufacturers — 0.79%
Ford Motor Co	4,508	54,682

Auto Parts & Equipment — 2.85%
Allison Transmission Holdings Inc	2,365	79,677
Dana Inc	2,373	45,040
Lear Corp	552	73,068

		$197,785

Banks — 5.18%
Capital One Financial Corp	852	74,329
Fifth Third Bancorp	1,962	52,915
Goldman Sachs Group Inc/The	374	89,554
PacWest Bancorp	917	49,921
SunTrust Banks Inc	1,687	92,532

		$359,251

Biotechnology — 1.49%
Amgen Inc	393	57,461
Gilead Sciences Inc	641	45,902

		$103,363

Chemicals — 4.13%
Dow Chemical Co/The	1,152	65,917
Eastman Chemical Co	460	34,597
LyondellBasell Industries NV, Class A	698	59,874
Mosaic Co/The	2,101	61,622
PolyOne Corp	1,097	35,148
Sherwin-Williams Co/The	109	29,293

		$286,451

Commercial Services — 1.89%
ManpowerGroup Inc	728	64,697
Moody’s Corp	332	31,298
Western Union Co/The	1,616	35,100

		$131,095

Computers — 2.92%
Apple Inc	579	67,060
Computer Sciences Corp	1,039	61,737
International Business Machines Corp	226	37,514
Seagate Technology PLC	941	35,918

		$202,229

Distribution/Wholesale — 0.46%
WW Grainger Inc	137	31,818

Diversified Financial Services — 8.89%
American Express Co	531	39,336
Ameriprise Financial Inc	667	73,997
CIT Group Inc	990	42,253
Discover Financial Services	1,206	86,941
Invesco Ltd	2,094	63,532
Janus Capital Group Inc	2,283	30,295
Mastercard Inc, Class A	339	35,002
Navient Corp	5,171	84,960
T Rowe Price Group Inc	810	60,961
Waddell & Reed Financial Inc, Class A	2,375	46,336
WisdomTree Investments Inc	4,760	53,026

		$616,639

COMMON STOCKS (continued)	Shares Held	Value
Electric — 0.50%
AES Corp	3,012	$34,999

Electronics — 1.54%
Amphenol Corp, Class A	1,055	70,896
TE Connectivity Ltd	518	35,887

		$106,783

Engineering & Construction — 0.49%
Fluor Corp	641	33,665

Entertainment — 1.04%
Six Flags Entertainment Corp	580	34,777
Vail Resorts Inc	231	37,262

		$72,039

Food — 1.47%
Pilgrim’s Pride Corp	2,557	48,557
Tyson Foods Inc, Class A	864	53,292

		$101,849

Gas — 0.53%
UGI Corp	798	36,772

Hand/Machine Tools — 0.60%
Lincoln Electric Holdings Inc	541	41,478

Healthcare — Products — 0.46%
ResMed Inc	518	32,142

Healthcare — Services — 3.39%
Aetna Inc	515	63,865
Anthem Inc	428	61,534
HealthSouth Corp	838	34,559
UnitedHealth Group Inc	470	75,219

		$235,177

Household Products — 0.36%
Estee Lauder Cos Inc/The, Class A	323	24,706

Insurance — 9.78%
Allied World Assurance Co Holdings AG	911	48,930
Allstate Corp/The	465	34,466
American Financial Group Inc	844	74,373
CNO Financial Group Inc	3,235	61,950
Everest Re Group Ltd	300	64,920
First American Financial Corp	1,512	55,385
Hanover Insurance Group Inc/The	355	32,309
Lincoln National Corp	1,533	101,592
Prudential Financial Inc	453	47,139
Reinsurance Group of America Inc	621	78,140
Travelers Cos Inc/The	274	33,543
Unum Group	1,034	45,424

		$678,171

Iron & Steel — 1.05%
Reliance Steel & Aluminum Co	919	73,097

Leisure Products & Services — 1.09%
Harley-Davidson Inc	1,297	75,667

Lodging — 1.82%
Marriott International Inc, Class A	821	67,880
Wyndham Worldwide Corp	768	58,652

		$126,532

Machinery — Construction & Mining — 0.58%
Caterpillar Inc	436	40,435

Machinery — Diversified — 2.58%
AGCO Corp	596	34,484
Cummins Inc	573	78,312
Wabtec Corp	793	65,835

		$178,631

Media — 4.09%
Comcast Corp, Class A	511	35,284
Scripps Networks Interactive Inc, Class A	951	67,873
Time Warner Inc	449	43,342
Viacom Inc, Class A	1,350	51,975
Viacom Inc, Class B	1,519	53,317

See accompanying notes.	27

Schedule of Investments

Principal Shareholder Yield Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Media (continued)
Walt Disney Co/The	309	$32,204

		$283,995

Miscellaneous Manufacture — 2.66%
3M Co	189	33,749
Carlisle Cos Inc	327	36,065
Eaton Corp PLC	520	34,887
Illinois Tool Works Inc	313	38,330
Parker-Hannifin Corp	296	41,440

		$184,471

Oil & Gas — 4.11%
Hess Corp	1,284	79,980
Tesoro Corp	699	61,128
Valero Energy Corp	938	64,084
Western Refining Inc	2,112	79,939

		$285,131

Oil & Gas Services — 2.36%
National Oilwell Varco Inc	1,913	71,623
Oceaneering International Inc	2,041	57,577
Schlumberger Ltd	411	34,503

		$163,703

Packaging & Containers — 1.47%
Packaging Corp of America	617	52,334
WestRock Co	984	49,958

		$102,292

Pharmaceuticals — 2.07%
AbbVie Inc	1,025	64,186
Cardinal Health Inc	361	25,981
Mead Johnson Nutrition Co	759	53,707

		$143,874

REITS — 4.03%
Apple Hospitality REIT Inc	1,553	31,029
Communications Sales & Leasing Inc	2,971	75,493
Host Hotels & Resorts Inc	3,658	68,917
LaSalle Hotel Properties	1,212	36,930
New Residential Investment Corp	2,521	39,630
Simon Property Group Inc	156	27,716

		$279,715

Retail — 10.62%
Brinker International Inc	1,132	56,068
Cracker Barrel Old Country Store Inc	386	64,454
CVS Health Corp	303	23,910
Dick’s Sporting Goods Inc	695	36,904
Dollar General Corp	397	29,406
Dunkin’ Brands Group Inc	633	33,195
GameStop Corp, Class A	1,804	45,569
Gap Inc/The	2,011	45,127
GNC Holdings Inc, Class A	1,953	21,561
Home Depot Inc/The	237	31,777
HSN Inc	1,047	35,912
Jack in the Box Inc	436	48,675
Lowe’s Cos Inc	445	31,648
Macy’s Inc	1,287	46,087
Nordstrom Inc	1,091	52,292
Papa John’s International Inc	963	82,414
Target Corp	719	51,933

		$736,932

Semiconductors — 3.19%
Lam Research Corp	409	43,244
NVIDIA Corp	947	101,083
Texas Instruments Inc	1,056	77,056

		$221,383

Shipbuilding — 1.13%
Huntington Ingalls Industries Inc	427	78,649

Software — 0.46%
Jack Henry & Associates Inc	359	31,872

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications — 1.42%
Cisco Systems Inc	1,127	$34,058
Juniper Networks Inc	2,283	64,518

		$98,576

Transportation — 2.10%
CH Robinson Worldwide Inc	422	30,916
Expeditors International of Washington Inc	644	34,106
Landstar System Inc	946	80,694

		$145,716

TOTAL COMMON STOCKS		$6,949,254
Total Investments		$6,949,254
Other Assets and Liabilities — (0.17)%		$(11,896)

TOTAL NET ASSETS — 100%		$6,937,358

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.88%
Consumer, Cyclical	21.33%
Industrial	13.72%
Consumer, Non-cyclical	11.13%
Communications	6.86%
Technology	6.57%
Energy	6.47%
Basic Materials	5.18%
Utilities	1.03%
Other Assets and Liabilities	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes.	28

Schedule of Investments

Principal U.S. Small Cap Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS — 99.44%	Shares Held	Value
Aerospace & Defense — 0.27%
Kaman Corp	10,418	$509,753
National Presto Industries Inc	1,444	153,641

		$663,394

Airlines — 0.60%
Hawaiian Holdings Inc (a)	19,206	1,094,742
SkyWest Inc	10,492	382,433

		$1,477,175

Apparel — 0.44%
Oxford Industries Inc	5,310	319,290
Steven Madden Ltd (a)	20,866	745,960

		$1,065,250

Auto Manufacturers — 0.29%
Wabash National Corp (a)	45,552	720,633

Auto Parts & Equipment — 1.10%
Cooper-Standard Holdings Inc (a)	12,041	1,244,799
Dorman Products Inc (a)	7,977	582,800
Douglas Dynamics Inc	4,112	138,369
Horizon Global Corp (a)	3,167	76,008
Standard Motor Products Inc	5,920	315,062
Superior Industries International Inc	8,184	215,648
Supreme Industries Inc, Class A	7,899	124,014

		$2,696,700

Banks — 11.26%
Ameris Bancorp	21,477	936,397
BancFirst Corp	2,587	240,720
Cathay General Bancorp	43,352	1,648,677
CenterState Banks Inc	18,055	454,444
Central Pacific Financial Corp	15,006	471,489
Chemical Financial Corp	35,756	1,936,903
City Holding Co	9,012	609,211
Columbia Banking System Inc	25,724	1,149,348
Community Bank System Inc	18,639	1,151,704
Enterprise Financial Services Corp	8,238	354,234
FCB Financial Holdings Inc, Class A (a)	22,439	1,070,340
First Financial Bankshares Inc	16,425	742,410
First Financial Corp	4,071	214,949
First Interstate BancSystem Inc, Class A	9,127	388,354
Franklin Financial Network Inc (a)	4,515	188,953
Great Western Bancorp Inc	37,163	1,619,935
Hanmi Financial Corp	14,279	498,337
Heartland Financial USA Inc	7,530	361,440
Heritage Financial Corp	7,893	203,245
Horizon Bancorp	6,934	194,152
Independent Bank Corp	7,525	530,136
Lakeland Financial Corp	9,202	435,807
LegacyTexas Financial Group Inc	23,506	1,012,168
MB Financial Inc	41,479	1,959,053
NBT Bancorp Inc	12,221	511,815
Opus Bank	10,701	321,565
Park Sterling Corp	17,158	185,135
People’s Utah Bancorp	4,986	133,874
ServisFirst Bancshares Inc	12,984	486,121
Simmons First National Corp, Class A	9,113	566,373
Southside Bancshares Inc	6,372	240,033
State Bank Financial Corp	6,365	170,964
Stock Yards Bancorp Inc	4,843	227,379
Stonegate Bank	6,864	286,435
TCF Financial Corp	103,786	2,033,168
Tompkins Financial Corp	3,502	331,079
Towne Bank	21,094	701,376
TriCo Bancshares	6,712	229,416
Trustmark Corp	51,637	1,840,859
Union Bankshares Corp	15,131	540,782
Univest Corp of Pennsylvania	10,367	320,340

		$27,499,120

Beverages — 0.46%
MGP Ingredients Inc	5,303	265,044
National Beverage Corp	16,733	854,722

		$1,119,766

COMMON STOCKS (continued)	Shares Held	Value
Biotechnology — 2.92%
ANI Pharmaceuticals Inc (a)	7,398	$448,467
ARIAD Pharmaceuticals Inc (a)	104,858	1,304,434
Emergent BioSolutions Inc (a)	13,026	427,774
Exelixis Inc (a)	107,355	1,600,663
Five Prime Therapeutics Inc (a)	10,085	505,359
Innoviva Inc (a)	20,354	217,788
Inovio Pharmaceuticals Inc (a)	31,321	217,368
Lexicon Pharmaceuticals Inc (a)	19,794	273,751
Ligand Pharmaceuticals Inc (a)	13,821	1,404,352
Momenta Pharmaceuticals Inc (a)	12,623	189,976
NeoGenomics Inc (a)	11,276	96,635
PDL BioPharma Inc	31,612	67,017
Retrophin Inc (a)	11,741	222,257
Theravance Biopharma Inc (a)	4,506	143,651

		$7,119,492

Chemicals — 2.29%
Balchem Corp	6,290	527,857
HB Fuller Co	15,619	754,554
Innophos Holdings Inc	9,982	521,659
Innospec Inc	8,492	581,702
KMG Chemicals Inc	3,188	123,981
Kraton Corp (a)	21,679	617,418
Minerals Technologies Inc	9,709	750,020
Quaker Chemical Corp	5,244	670,917
Rayonier Advanced Materials Inc	24,917	385,217
Stepan Co	8,178	666,344

		$5,599,669

Commercial Services — 4.74%
Aaron’s Inc	16,796	537,304
ABM Industries Inc	15,815	645,885
AMN Healthcare Services Inc (a)	42,364	1,628,896
Barrett Business Services Inc	2,939	188,390
BG Staffing Inc	5,332	83,179
Capella Education Co	2,508	220,202
Carriage Services Inc	3,297	94,426
CBIZ Inc (a)	8,203	112,381
CEB Inc	9,893	599,516
CorVel Corp (a)	2,032	74,371
EVERTEC Inc	14,607	259,274
Forrester Research Inc	2,507	107,676
Grand Canyon Education Inc (a)	8,923	521,549
Hackett Group Inc/The	4,431	78,251
Healthcare Services Group Inc	21,344	836,045
HMS Holdings Corp (a)	20,701	375,930
ICF International Inc (a)	5,542	305,918
INC Research Holdings Inc, Class A (a)	34,607	1,820,328
Insperity Inc	7,609	539,859
Kforce Inc	6,191	143,012
Matthews International Corp, Class A	4,958	381,022
Medifast Inc	6,701	278,963
Monro Muffler Brake Inc	7,659	438,095
Navigant Consulting Inc (a)	7,694	201,429
Nutrisystem Inc	8,249	285,828
Resources Connection Inc	8,479	163,221
SP Plus Corp (a)	1,973	55,540
TriNet Group Inc (a)	23,097	591,745

		$11,568,235

Computers — 2.62%
Barracuda Networks Inc (a)	12,486	267,575
CACI International Inc, Class A (a)	9,408	1,169,414
Convergys Corp	29,380	721,573
ExlService Holdings Inc (a)	13,255	668,582
Insight Enterprises Inc (a)	5,103	206,365
Lumentum Holdings Inc (a)	24,550	948,858
Mercury Systems Inc (a)	10,435	315,346
Mitek Systems Inc (a)	13,616	83,738
Science Applications International Corp	12,271	1,040,581
TeleTech Holdings Inc	5,894	179,767
Tessera Holding Corp	17,856	789,235

		$6,391,034

See accompanying notes.	29

Schedule of Investments

Principal U.S. Small Cap Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Construction Materials — 1.82%
AAON Inc	6,779	$224,046
Apogee Enterprises Inc	14,554	779,512
Gibraltar Industries Inc (a)	9,874	411,252
NCI Building Systems Inc (a)	27,098	424,084
Patrick Industries Inc (a)	9,155	698,526
Simpson Manufacturing Co Inc	11,966	523,513
Trex Co Inc (a)	8,280	533,232
Universal Forest Products Inc	8,257	843,700

		$4,437,865

Distribution/Wholesale — 1.27%
Beacon Roofing Supply Inc (a)	21,615	995,803
ScanSource Inc (a)	4,615	186,215
Veritiv Corp (a)	3,900	209,625
WESCO International Inc (a)	25,661	1,707,740

		$3,099,383

Diversified Financial Services — 2.13%
Artisan Partners Asset Management Inc, Class A	42,340	1,259,615
Cohen & Steers Inc	9,494	318,998
Ellie Mae Inc (a)	14,984	1,253,861
Federal Agricultural Mortgage Corp, Class C	5,225	299,236
INTL. FCStone Inc (a)	5,567	220,453
Moelis & Co, Class A	8,385	284,251
Nelnet Inc, Class A	4,230	214,673
Newtek Business Services Corp	4,813	76,527
PJT Partners Inc, Class A	7,912	244,323
Regional Management Corp (a)	5,096	133,923
WageWorks Inc (a)	12,340	894,650

		$5,200,510

Electric — 1.18%
Avista Corp	27,555	1,101,924
MGE Energy Inc	6,545	427,389
NRG Yield Inc, Class C	47,274	746,929
Ormat Technologies Inc	11,098	595,075

		$2,871,317

Electrical Components & Equipment — 1.37%
Advanced Energy Industries Inc (a)	15,163	830,174
EnerSys	16,841	1,315,282
Insteel Industries Inc	6,904	246,059
Littelfuse Inc	6,268	951,294

		$3,342,809

Electronics — 2.55%
Badger Meter Inc	11,416	421,821
Brady Corp, Class A	14,737	553,374
Coherent Inc (a)	9,106	1,251,028
ESCO Technologies Inc	6,767	383,351
II-VI Inc (a)	8,996	266,731
Itron Inc (a)	8,233	517,444
Plexus Corp (a)	9,297	502,410
Sanmina Corp (a)	16,936	620,704
Stoneridge Inc (a)	9,908	175,273
Tech Data Corp (a)	12,519	1,060,109
TTM Technologies Inc (a)	34,020	463,693

		$6,215,938

Energy-Alternate Sources — 0.58%
Green Plains Inc	15,103	420,619
Pattern Energy Group Inc	32,843	623,689
Renewable Energy Group Inc (a)	10,615	102,965
REX American Resources Corp (a)	2,842	280,647

		$1,427,920

Engineering & Construction — 1.19%
Argan Inc	7,809	550,925
Comfort Systems USA Inc	11,037	367,532
Exponent Inc	7,094	427,768
IES Holdings Inc (a)	1,542	29,529
KBR Inc	47,912	799,651
Mistras Group Inc (a)	3,323	85,335
NV5 Global Inc (a)	2,636	88,043

COMMON STOCKS (continued)	Shares Held	Value
Engineering & Construction (continued)
TopBuild Corp (a)	15,713	$559,383

		$2,908,166

Entertainment — 1.03%
Churchill Downs Inc	3,975	598,039
Dolby Laboratories Inc, Class A	19,844	896,750
Eldorado Resorts Inc (a)	10,489	177,789
Golden Entertainment Inc	2,819	34,138
International Speedway Corp, Class A	4,131	152,021
Marriott Vacations Worldwide Corp	7,703	653,599

		$2,512,336

Environmental Control — 0.42%
Tetra Tech Inc	23,615	1,018,987

Food — 1.12%
Calavo Growers Inc	6,014	369,260
Fresh Del Monte Produce Inc	19,220	1,165,308
J&J Snack Foods Corp	5,419	723,057
SpartanNash Co	5,213	206,122
Tootsie Roll Industries Inc	6,696	266,166

		$2,729,913

Forest Products & Paper — 0.65%
Clearwater Paper Corp (a)	7,200	471,960
Neenah Paper Inc	8,799	749,675
Schweitzer-Mauduit International Inc	7,774	353,950

		$1,575,585

Gas — 0.70%
Northwest Natural Gas Co	9,913	592,798
South Jersey Industries Inc	32,983	1,111,197

		$1,703,995

Hand/Machine Tools — 0.64%
Franklin Electric Co Inc	7,014	272,845
Regal Beloit Corp	18,544	1,284,172

		$1,557,017

Healthcare — Products — 4.45%
Abaxis Inc	4,328	228,389
Analogic Corp	5,113	424,123
AngioDynamics Inc (a)	7,884	133,003
Atrion Corp	432	219,110
AxoGen Inc (a)	3,516	31,644
BioTelemetry Inc (a)	13,853	309,614
Cantel Medical Corp	9,268	729,855
CONMED Corp	5,572	246,115
CryoLife Inc	7,180	137,497
Cynosure Inc, Class A (a)	10,127	461,791
Exactech Inc (a)	1,812	49,468
Glaukos Corp (a)	14,941	512,476
Globus Medical Inc, Class A (a)	21,452	532,224
ICU Medical Inc (a)	5,062	745,886
Inogen Inc (a)	8,269	555,429
Invacare Corp	10,439	136,229
iRadimed Corp (a)	1,821	20,213
LeMaitre Vascular Inc	3,009	76,248
Luminex Corp (a)	10,481	212,031
Masimo Corp (a)	16,240	1,094,576
Meridian Bioscience Inc	14,516	256,933
Merit Medical Systems Inc (a)	12,572	333,158
Nevro Corp (a)	11,310	821,785
NxStage Medical Inc (a)	17,318	453,905
OraSure Technologies Inc (a)	19,736	173,282
Orthofix International NV (a)	4,481	162,123
Penumbra Inc (a)	8,510	542,938
Surmodics Inc (a)	1,965	49,911
Vascular Solutions Inc (a)	4,747	266,307
Zeltiq Aesthetics Inc (a)	21,591	939,640

		$10,855,903

Healthcare — Services — 1.90%
Amedisys Inc (a)	13,490	575,079
Chemed Corp	4,248	681,422
Civitas Solutions Inc (a)	2,826	56,237

See accompanying notes.	30

Schedule of Investments

Principal U.S. Small Cap Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Services (continued)
Community Health Systems Inc (a)	96,678	$540,430
Ensign Group Inc/The	9,912	220,145
Healthways Inc (a)	8,967	203,999
Kindred Healthcare Inc	24,496	192,294
Magellan Health Inc (a)	11,493	864,848
National HealthCare Corp	1,638	124,144
Select Medical Holdings Corp (a)	19,102	253,101
Surgery Partners Inc (a)	3,753	59,485
Surgical Care Affiliates Inc (a)	9,155	423,602
Triple-S Management Corp, Class B (a)	4,718	97,663
US Physical Therapy Inc	5,038	353,668

		$4,646,117

Home Builders — 0.60%
Cavco Industries Inc (a)	5,352	534,397
Century Communities Inc (a)	2,473	51,933
Installed Building Products Inc (a)	9,921	409,737
LGI Homes Inc (a)	16,721	480,395

		$1,476,462

Home Furnishings — 0.90%
Ethan Allen Interiors Inc	8,868	326,786
iRobot Corp (a)	16,911	988,448
La-Z-Boy Inc	17,701	549,616
Universal Electronics Inc (a)	5,045	325,655

		$2,190,505

Household Products/Wares — 0.62%
Central Garden & Pet Co (a)	8,645	286,063
Central Garden & Pet Co, Class A (a)	12,441	384,427
WD-40 Co	7,260	848,694

		$1,519,184

Insurance — 4.61%
AMERISAFE Inc	10,984	684,852
Argo Group International Holdings Ltd	18,025	1,187,847
Employers Holdings Inc	15,065	596,574
Essent Group Ltd (a)	47,267	1,530,033
FBL Financial Group Inc, Class A	3,152	246,329
Horace Mann Educators Corp	19,499	834,557
James River Group Holdings Ltd	8,065	335,101
National General Holdings Corp	20,155	503,673
Navigators Group Inc/The	5,105	601,114
Primerica Inc	29,754	2,057,489
Safety Insurance Group Inc	9,660	711,942
Selective Insurance Group Inc	23,594	1,015,722
United Fire Group Inc	7,122	350,189
Universal Insurance Holdings Inc	21,354	606,454

		$11,261,876

Internet — 1.68%
Blue Nile Inc	2,708	110,026
Cogent Communications Holdings Inc	16,286	673,426
Match Group Inc (a)	35,594	608,657
MeetMe Inc (a)	56,056	276,356
New Media Investment Group Inc	7,757	124,035
NIC Inc	19,577	467,890
Perficient Inc (a)	6,942	121,416
Shutterstock Inc (a)	13,839	657,629
WebMD Health Corp (a)	20,311	1,006,816
XO Group Inc (a)	3,155	61,365

		$4,107,616

Leisure Products & Services — 0.77%
Fox Factory Holding Corp (a)	11,917	330,697
Intrawest Resorts Holdings Inc (a)	2,831	50,533
Johnson Outdoors Inc, Class A	1,099	43,619
LCI Industries	10,644	1,146,891
Planet Fitness Inc, Class A	14,838	298,244

		$1,869,984

Lodging — 0.68%
Choice Hotels International Inc	12,193	683,417
ILG Inc	51,287	931,885

COMMON STOCKS (continued)	Shares Held	Value
Lodging (continued)
Monarch Casino & Resort Inc (a)	1,368	$35,267

		$1,650,569

Machinery — Diversified — 0.74%
Alamo Group Inc	3,434	261,327
Albany International Corp, Class A	4,909	227,287
Altra Industrial Motion Corp	6,164	227,452
Applied Industrial Technologies Inc	11,429	678,882
Chart Industries Inc (a)	5,779	208,159
Kadant Inc	3,253	199,084

		$1,802,191

Media — 1.10%
Gannett Co Inc	30,069	291,970
John Wiley & Sons Inc, Class A	8,923	486,304
Meredith Corp	14,676	868,085
Nexstar Broadcasting Group Inc, Class A	12,677	802,454
World Wrestling Entertainment Inc, Class A	12,833	236,127

		$2,684,940

Metal Fabrication & Hardware — 1.65%
Global Brass & Copper Holdings Inc	4,905	168,241
Mueller Industries Inc	9,127	364,715
Mueller Water Products Inc, Class A	57,094	759,921
RBC Bearings Inc (a)	6,037	560,294
Timken Co/The	32,324	1,283,263
Worthington Industries Inc	18,675	885,942

		$4,022,376

Mining — 0.33%
Kaiser Aluminum Corp	10,471	813,492

Miscellaneous Manufacture — 2.86%
American Outdoor Brands Corp (a)	59,341	1,250,908
AZZ Inc	8,715	556,889
Barnes Group Inc	10,865	515,218
Chase Corp	1,764	147,382
Fabrinet (a)	14,277	575,363
Hillenbrand Inc	8,496	325,822
John Bean Technologies Corp	8,296	713,041
Lydall Inc (a)	4,061	251,173
Standex International Corp	2,981	261,881
Sturm Ruger & Co Inc	14,095	742,807
Trinseo SA	27,897	1,654,292

		$6,994,776

Office Furnishings — 0.88%
Herman Miller Inc	20,970	717,174
Interface Inc	25,953	481,428
Knoll Inc	16,347	456,572
Steelcase Inc, Class A	27,724	496,259

		$2,151,433

Oil & Gas — 2.75%
Atwood Oceanics Inc	52,272	686,331
Callon Petroleum Co (a)	59,250	910,672
Delek US Holdings Inc	18,581	447,245
Nabors Industries Ltd	82,997	1,361,151
Patterson-UTI Energy Inc	59,152	1,592,372
PDC Energy Inc (a)	23,529	1,707,735

		$6,705,506

Oil & Gas Services — 1.45%
Archrock Inc	6,644	87,701
Bristow Group Inc	9,911	202,977
Dawson Geophysical Co (a)	1,739	13,982
Dril-Quip Inc (a)	11,247	675,382
Forum Energy Technologies Inc (a)	11,091	244,002
Frank’s International NV	14,445	177,818
McDermott International Inc (a)	47,660	352,207
MRC Global Inc (a)	16,806	340,490
Natural Gas Services Group Inc (a)	741	23,823
NOW Inc (a)	20,701	423,750
Oceaneering International Inc	35,553	1,002,950

		$3,545,082

See accompanying notes.	31

Schedule of Investments

Principal U.S. Small Cap Index ETF

December 31, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Packaging & Containers — 0.22%
Greif Inc, Class A	9,613	$493,243
Greif Inc, Class B	711	48,028

		$541,271

Pharmaceuticals — 2.12%
AcelRx Pharmaceuticals Inc (a)	5,917	15,384
Amphastar Pharmaceuticals Inc (a)	13,728	252,870
Anika Therapeutics Inc (a)	5,664	277,309
BioSpecifics Technologies Corp (a)	1,377	76,699
Corcept Therapeutics Inc (a)	7,689	55,822
Heska Corp (a)	2,478	177,425
Natural Health Trends Corp	2,150	53,427
Neogen Corp (a)	6,980	460,680
Owens & Minor Inc	44,448	1,568,570
PRA Health Sciences Inc (a)	20,299	1,118,881
SciClone Pharmaceuticals Inc (a)	11,250	121,500
Supernus Pharmaceuticals Inc (a)	15,355	387,714
USANA Health Sciences Inc (a)	7,224	442,109
Xencor Inc (a)	5,957	156,788

		$5,165,178

Pipelines — 0.22%
SemGroup Corp, Class A	13,124	547,927

Real Estate — 0.41%
Monmouth Real Estate Investment Corp	40,334	614,690
RE/MAX Holdings Inc, Class A	7,043	394,408

		$1,009,098

REITS — 6.03%
Agree Realty Corp	22,400	1,031,520
Alexander’s Inc	883	376,926
Ares Commercial Real Estate Corp	21,173	290,705
Blackstone Mortgage Trust Inc, Class A	53,578	1,611,091
Care Capital Properties Inc	55,365	1,384,125
CoreSite Realty Corp	21,311	1,691,454
CYS Investments Inc	180,951	1,398,751
EastGroup Properties Inc	21,450	1,583,868
Getty Realty Corp	21,939	559,225
LTC Properties Inc	23,396	1,099,144
MFA Financial Inc	210,948	1,609,533
Saul Centers Inc	3,483	232,003
Select Income REIT	42,947	1,082,264
Urstadt Biddle Properties Inc, Class A	20,532	495,027
Whitestone REIT	19,220	276,384

		$14,722,020

Retail — 6.24%
Big Lots Inc	33,045	1,659,189
BJ’s Restaurants Inc (a)	9,955	391,232
Bloomin’ Brands Inc	38,282	690,224
Cheesecake Factory Inc/The	26,911	1,611,431
Children’s Place Inc/The	15,085	1,522,831
Chuy’s Holdings Inc (a)	6,607	214,397
DSW Inc, Class A	50,386	1,141,243
Duluth Holdings Inc, Class B (a)	5,826	147,980
Express Inc (a)	38,473	413,969
Five Below Inc (a)	31,441	1,256,382
Francesca’s Holdings Corp (a)	18,585	335,088
GNC Holdings Inc, Class A	26,899	296,965
Hibbett Sports Inc (a)	10,420	388,666
Jack in the Box Inc	15,203	1,697,263
MarineMax Inc (a)	7,154	138,430
Ollie’s Bargain Outlet Holdings Inc (a)	19,555	556,340
Papa John’s International Inc	10,764	921,183
PC Connection Inc	2,124	59,663
PetMed Express Inc	9,192	212,059
Ruth’s Hospitality Group Inc	9,752	178,462
Shoe Carnival Inc	3,712	100,150
Sonic Corp	31,886	845,298
Tile Shop Holdings Inc (a)	13,356	261,110
Wingstop Inc	6,669	197,336

		$15,236,891

COMMON STOCKS (continued)	Shares Held	Value
Savings&Loans — 3.67%
Brookline Bancorp Inc	24,940	$409,016
First Defiance Financial Corp	3,717	188,600
Flagstar Bancorp Inc (a)	26,517	714,368
Meridian Bancorp Inc	23,890	451,521
Meta Financial Group Inc	5,864	603,406
Northfield Bancorp Inc	16,470	328,906
Northwest Bancshares Inc	77,104	1,390,185
Pacific Premier Bancorp Inc (a)	12,554	443,784
Sterling Bancorp	90,165	2,109,861
Washington Federal Inc	50,978	1,751,094
WSFS Financial Corp	12,143	562,828

		$8,953,569

Semiconductors — 1.49%
Alpha & Omega Semiconductor Ltd (a)	3,032	64,491
Axcelis Technologies Inc (a)	4,618	67,192
Cabot Microelectronics Corp	6,076	383,821
CEVA Inc (a)	4,015	134,703
Entegris Inc (a)	21,346	382,093
Inphi Corp (a)	16,254	725,254
MKS Instruments Inc	20,646	1,226,372
Nanometrics Inc (a)	4,954	124,147
Power Integrations Inc	7,913	536,897

		$3,644,970

Software — 1.95%
Black Knight Financial Services Inc, Class A (a)	21,344	806,803
Brightcove Inc (a)	10,978	88,373
Computer Programs & Systems Inc	6,042	142,591
CSG Systems International Inc	9,877	478,047
Ebix Inc	10,354	590,696
Monotype Imaging Holdings Inc	8,846	175,593
Omnicell Inc (a)	6,876	233,096
Paycom Software Inc (a)	27,187	1,236,737
Pegasystems Inc	13,136	472,896
SPS Commerce Inc (a)	7,590	530,465

		$4,755,297

Telecommunications — 3.52%
ADTRAN Inc	17,003	380,017
Consolidated Communications Holdings Inc	26,446	710,075
Finisar Corp (a)	42,050	1,272,854
Gigamon Inc (a)	18,570	845,864
GTT Communications Inc (a)	15,154	435,678
IDT Corp, Class B	7,210	133,673
InterDigital Inc	17,712	1,617,991
LogMeIn Inc	9,209	889,129
NETGEAR Inc (a)	16,871	916,939
Plantronics Inc	9,183	502,861
Shenandoah Telecommunications Co	26,211	715,560
Spok Holdings Inc	8,607	178,595

		$8,599,236

Textiles — 0.56%
UniFirst Corp	9,580	1,376,167

Transportation — 0.68%
Forward Air Corp	10,967	519,617
Hub Group Inc, Class A (a)	13,246	579,513
Marten Transport Ltd	6,626	154,386
Matson Inc	9,496	336,063
Tidewater Inc	18,101	61,724

		$1,651,303

Trucking & Leasing — 0.63%
GATX Corp	15,941	981,647
Greenbrier Cos Inc/The	13,442	558,515

		$1,540,162

Water — 0.09%
Middlesex Water Co	5,389	231,404

TOTAL COMMON STOCKS		$242,794,714

See accompanying notes.	32

Schedule of Investments

Principal U.S. Small Cap Index ETF

December 31, 2016 (unaudited)

INVESTMENT COMPANIES — 0.53%	Shares Held	Value
Exchange Traded Funds — 0.53%
iShares Core S&P Small-Cap ETF	9,435	$1,297,501

TOTAL INVESTMENT COMPANIES		$1,297,501
Total Investments		$244,092,215
Other Assets and Liabilities — 0.03%		$78,306

TOTAL NET ASSETS — 100%		$244,170,521

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Financial	28.11%
Consumer, Non-cyclical	18.32%
Consumer, Cyclical	15.37%
Industrial	15.03%
Communications	6.30%
Technology	6.06%
Energy	5.01%
Basic Materials	3.27%
Utilities	1.97%
Investment Companies	0.53%
Other Assets and Liabilities	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.	33

Financial Highlights

Principal Exchange-Traded Funds

(unaudited)

Principal EDGE Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended December 31, 2016 (g)		Year ended June 30, 2016 (a)
Net asset value, beginning of period	$39.12		$40.00

Investment Operations:
Net investment income (loss) (b)	1.01		2.13
Net realized and change in unrealized gain (loss)	1.28		(1.39)

Total from investment operations	2.29		0.74

Dividends and Distributions to Shareholders from:
Net investment income	(1.12)		(1.62)

Total dividends and distributions to stockholders	(1.12)		(1.62)

Net asset value, end of period	$40.29		$39.12

Total Return: (c)	6.00%		2.13%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$275,010		$265,013
Ratio of expenses to average net assets (d)	0.82%		0.85	% (e)
Ratio of gross expenses to average net assets (d)	0.82%		1.34%
Ratio of net investment income (loss) to average net assets (d)	5.00%		5.99%
Portfolio turnover rate (f)	36.9	% (d)	34.3%

(a)	Period from July 8, 2015, effective date of the fund, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes Reimbursements from the Manager
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Six months ended December 31, 2016.

See accompanying notes.	34

Financial Highlights

Principal Exchange-Traded Funds

(unaudited)

Principal Healthcare Innovators Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended December 31, 2016 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment (loss) (b)	(0.04)
Net realized and change in unrealized loss	(1.98)

Total from investment operations	(2.02)

Net asset value, end of period	$22.98

Total Return: (c)	(8.08)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,745
Ratio of expenses to average net assets (d)	0.42%
Ratio of net investment loss to average net assets (d)	(0.39)%
Portfolio turnover rate (d)(e)	34.3%

(a)	Period from August 19, 2016, date operations commenced, through December 31, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	35

Financial Highlights

Principal Exchange-Traded Funds

(unaudited)

Principal Millennials Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended December 31, 2016 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.06
Net realized and change in unrealized loss	(0.40)

Total from investment operations	(0.34)

Dividends and Distributions to Shareholders from:
Net investment income	(0.06)
Net realized gains	(0.03)

Total dividends and distributions to stockholders	(0.09)

Net asset value, end of period	$24.57

Total Return: (c)	(1.38)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,142
Ratio of expenses to average net assets (d)	0.45%
Ratio of net investment income (loss) to average net assets (d)	0.58%
Portfolio turnover rate (d)(e)	4.1%

(a)	Period from August 19, 2016, date operations commenced, through December 31, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	36

Financial Highlights

Principal Exchange-Traded Funds

(unaudited)

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended December 31, 2016 (f)	Period ended June 30, 2016 (a)
Net asset value, beginning of period	$26.08	$25.00

Investment Operations:
Net investment income (loss) (b)	0.18	0.09
Net realized and change in unrealized gain (loss)	0.13	0.99

Total from investment operations	0.31	1.08

Dividends and Distributions to Shareholders from:
Net investment income	(0.27)	—
Net realized gains	(0.06)	—

Total dividends and distributions to stockholders	(0.33)	—

Net asset value, end of period	$26.06	$26.08

Total Return: (c)	1.20%	4.31%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,515	$6,519
Ratio of expenses to average net assets (d)	0.40%	0.40%
Ratio of net investment income (loss) to average net assets (d)	1.39%	1.32%
Portfolio turnover rate (d)(e)	2.6%	0.0%

(a)	Period from March 21, 2016, date of the initial investment in the fund, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Six months ended December 31, 2016.

See accompanying notes.	37

Financial Highlights

Principal Exchange-Traded Funds

(unaudited)

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended December 31, 2016 (f)	Period ended June 30, 2016 (a)
Net asset value, beginning of period	$24.65	$25.00

Investment Operations:
Net investment income (loss) (b)	0.30	0.18
Net realized and change in unrealized gain (loss)	3.32	(0.53)

Total from investment operations	3.62	(0.35)

Dividends and Distributions to Shareholders from:
Net investment income	(0.49)	—
Net realized gains	(0.03)	—

Total dividends and distributions to stockholders	(0.52)	—

Net asset value, end of period	$27.75	$24.65

Total Return: (c)	14.81%	(1.39)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,937	$6,163
Ratio of expenses to average net assets (d)	0.40%	0.40%
Ratio of net investment income (loss) to average net assets (d)	2.30%	2.73%
Portfolio turnover rate (d)(e)	2.0%	7.1%

(a)	Period from March 21, 2016, date of operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Six months ended December 31, 2016.

See accompanying notes.	38

Financial Highlights

Principal Exchange-Traded Funds

(unaudited)

Principal U.S. Small Cap Index ETF

For a share outstanding for the year ended June 30 (except as noted):

Period ended December 31, 2016 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.12
Net realized and change in unrealized gain (loss)	2.57

Total from investment operations	2.69

Dividends and Distributions to Shareholders from:
Net investment income	(0.10)

Total dividends and distributions to stockholders	(0.10)

Net asset value, end of period	$27.59

Total Return: (c)	10.74%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$244,171
Ratio of expenses to average net assets (d)	0.38%
Ratio of net investment income (loss) to average net assets (d)	1.70%
Portfolio turnover rate (d)(e)	171.6%

(a)	Period from September 21, 2016, date operations commenced, through December 31, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	39

Shareholder Expense Example

Principal Exchange-Traded Funds

December 31, 2016 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees; in the case of Principal EDGE Active Income ETF, other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2016 through December 31, 2016, except as footnoted in the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Principal EDGE Active Income ETF
Actual Fund Return	$1,000	$1,060.00	0.82%	$4.26
Hypothetical 5% Annual Return	$1,000	$1,021.07	0.82%	$4.18

Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$919.20	0.42%	$1.48
Hypothetical 5% Annual Return	$1,000	$1,016.81	0.42%	$1.55

Principal Millennials Index ETF
Actual Fund Return	$1,000	$1,000.00	0.45%	$1.65
Hypothetical 5% Annual Return	$1,000	$1,016.70	0.45%	$1.67

Principal Price Setters Index ETF
Actual Fund Return	$1,000	$1,012.00	0.40%	$2.03
Hypothetical 5% Annual Return	$1,000	$1,023.19	0.40%	$2.04

Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$1,148.10	0.40%	$2.17
Hypothetical 5% Annual Return	$1,000	$1,023.19	0.40%	$2.04

Principal U.S. Small Cap Index ETF
Actual Fund Return	$1,000	$1,107.40	0.38%	$1.14
Hypothetical 5% Annual Return	$1,000	$1,012.76	0.38%	$1.09

*	The Funds commenced operations on August 19, 2016. Expenses are equal to the Funds’ annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (134), then divided by the number of days in the year (365) to reflect the period.
**	The Fund commenced operations on September 21, 2016. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (101), then divided by the number of days in the year (365) to reflect the period.

Trustees and officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Elizabeth Ballantine Director since 2004 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	126	Durango Herald, Inc; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. Director since March 2012 Member, Audit Committee 1951	Retired.	126	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.

Craig Damos Director since 2008 Member, Audit Committee Member, 15(c) Committee 1954	President, The Damos Company	126	Hardin Construction Company

Mark A. Grimmett Director since 2004 Member, Nominating and Governance Committee Member, 15(c) Committee Member, Executive Committee 1960	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	126	None

Fritz S. Hirsch Director since 2005 Member, Operations Committee Member, 15(c) Committee 1951	CEO, MAM USA	126	Focus Products Group

Tao Huang Director since March 2012 Member, Operations Committee Member, 15(c) Committee 1962	Formerly, Chief Operating Officer, Morningstar, Inc.	126	Armstrong World Industries, Inc.

Karen (“Karrie”) McMillan Director since 2014 Member, Operations Committee 1961	Managing Director, Patomak Global Partners, LLC. Formerly, General Counsel, Investment Company Institute	126	None

Elizabeth A. Nickels Director since September 2015 Member, Audit Committee 1962	Formerly, Executive Director, Herman Miller Foundation; Formerly President, Herman Miller Healthcare	126	Charlotte Russe; Follet Corporation; Herman Miller, Inc.; PetSmart; SpartanNash; Spectrum Health Systems

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael J. Beer Director since 2012 President, Chief Executive Officer Member, Executive Committee 1961

Chief Executive Officer, Principal Funds Distributor, Inc. (“PFD”) since 2015

Director, PFD since 2015

Vice President/Mutual Funds and Broker Dealer, Principal Life Insurance Company (“PLIC”) (2001-2014)

Vice President/Chief Operating Officer, Principal Funds, PLIC (2014-2015)

Executive Director, Principal Funds & Trust, PLIC since 2015

Director, Principal Management Corporation, (the “Manager”) (2006-2015)

President & Chief Executive Officer, the Manager since 2015

Executive Vice President/Chief Operating Officer, the Manager (2008-2015)

Chair, the Manager since 2015

Director, Principal Securities, Inc. (“PSI”) (2005-2015)

President, PSI (2005-2015)

Director, Principal Shareholder Services (“PSS”) (2007-2015)

Chairman, PSS since 2015

President, PSS (2007-2015)

Executive Vice President, PSS since 2015

		126	None

Nora M. Everett Director since 2008 Chair Member, Executive Committee 1959

Director, Finisterre Capital LLP since 2011

Director, Origin Asset Management LLP since 2011

Chairman, Principal Financial Advisors, Inc. (“PFA”) (2010-2015)

Chairman, PFD (2011-2015)

Director, PFD (2008-2011)

Senior Vice President/Retirement and Investor Services, PLIC (2008-2015)

President/Retirement and Investor Services, PLIC since 2015

Chairman, the Manager (2011-2015)

President, the Manager (2008-2015)

Director, the Manager (2008-2011)

Director, PSI (2008-2011, and since 2015)

Chairman, PSI (2011-2015)

Chief Executive Officer, PSI (2009-2015)

Chairman, PSS (2011-2015)

Director, PSS (2008-2011)

		126	None

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Randy L. Bergstrom Assistant Tax Counsel Des Moines, IA 50392 1955	Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Jennifer A. Block Assistant Counsel and Assistant Secretary Des Moines, IA 50392 1973	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, the Manager (2009-2013, 2014-present) Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Tracy Bollin Chief Financial Officer Des Moines, IA 50392 1970

Chief Financial Officer, PFA (2010-2015)

Senior Vice President, PFD since 2015

Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015

Chief Financial Officer, the Manager (2010-2015)

Director, the Manager since 2015

Chief Financial Officer, PSI (2010-2015)

Director, PSS since 2015

President, PSS since 2015

Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer Des Moines, IA 50392 1960

Senior Vice President, PFD

Chief Compliance Officer-Funds, PLIC since 2016

Vice President/Compliance, PLIC (2004-2016)

Senior Vice President, the Manager

Senior Vice President, PSI

Senior Vice President, PSS

Gina L. Graham Treasurer Des Moines, IA 50392 1965

Vice President/Treasurer, PFA since 2016

Vice President/Treasurer, PFD since 2016

Vice President/Treasurer, PGI since 2016

Vice President/Treasurer, PLIC since 2016

Vice President/Treasurer, the Manager since 2016

Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016

Vice President/Treasurer, PSI since 2016

Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks Assistant Tax Counsel Des Moines, IA 50392 1962	Counsel, PGI Counsel, PLIC

Sara L. Reece Vice President and Controller Des Moines, IA 50392 1975	Financial Controller, PLIC since 2015 Assistant Financial Controller, PLIC prior to 2015

Greg Reymann Assistant Counsel Des Moines, IA 50392 1958

Assistant General Counsel, PLIC since 2014

Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014)

Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root Deputy Chief Compliance Officer Des Moines, IA 50392 1979	Vice President and Chief Compliance Officer, the Manager since 2015 Compliance Officer, the Manager (2010-2013) Vice President, PSS since 2015

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Britney L. Schnathorst Assistant Counsel Des Moines, IA 50392 1981	Counsel, PLIC since 2013 Prior thereto, Attorney in Private Practice

Adam U. Shaikh Assistant Counsel Des Moines, IA 50392 1972	Counsel, PFD (2006-2013) Counsel, PLIC Counsel, the Manager (2007-2013, 2014-present) Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013

Director — Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013

Director — Treasury, PFD (2011-2013)

Assistant Vice President/Treasury, PLIC since 2014

Director — Treasury, PLIC (2007-2014)

Director — Treasury, the Manager (2003-2013)

Assistant Vice President/Treasury, the Manager since 2013

Assistant Vice President/Treasury, PSI since 2013

Director — Treasury, PSI (2011-2013)

Assistant Vice President/Treasury, PSS since 2013

Director — Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary Des Moines, IA 50392 1956	Director and Secretary — Funds, PLIC Vice President, the Manager (2007-2013)

Clint Woods Vice President and Counsel Des Moines, IA 50392 1961

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC since 2015

Assistant General Counsel, Assistant Corporate Secretary, and Governance Officer, PLIC (2013-2015)

Associate General Counsel, AEGON (2003-2012)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectus dated November 1, 2016, and the Statement of Additional Information dated November 1, 2016. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The Prospectus and Statement of Additional Information may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Trust’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved: (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal Healthcare Innovators Index Exchange-Traded Fund; (2) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the Principal Millennials Index ETF; (3) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the Principal U.S. Small Cap Index ETF; and (4) ) the annual review and renewal of the Management Agreement and various subadvisory agreements for all series of the PETF Funds.

Management Agreement and Subadvisory Agreement for Principal Healthcare Innovators Index ETF

On March 15, 2016, the Board considered, on behalf of the newly established Principal Healthcare Innovators Index ETF series of PETF (the “Fund”), the approval of: (1) a management agreement (the “Management Agreement”) between PETF, for the Fund, and Manager and (2) a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and PGI (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements and, accordingly, recommended to the Board of Trustees the approval of each of the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, has had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Trustees, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2015 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, the investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2015 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund was a newly created series, the Board did not review performance of the Fund as no track record was available. The Board reviewed a preliminary calculation of the constructed historical one-year, three-year, five-year, ten-year and since inception (December 31, 2004) performance as of December 31, 2015 of the proprietary index that the Fund’s performance is intended to track, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability.

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. The Board also received information from the Manager, based on data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s statement that the profitability for the Fund is forecasted to be negative in the first year. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Management Agreement and Subadvisory Agreement for Principal Millennials Index ETF

On March 15, 2016, the Board considered, on behalf of the newly established Principal Millennials Index ETF series of PETF (the “Fund”), the approval of: (1) a management agreement (the “Management Agreement”) between PETF, for the Fund, and Manager and (2) a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and PGI (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements and, accordingly, recommended to the Board of Trustees the approval of each of the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, has had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Trustees, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2015 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, the investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2015 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund was a newly created series, the Board did not review performance of the Fund as no track record was available. The Board reviewed a preliminary calculation of the constructed historical one-year, three-year and since inception (December 31, 2012) performance as of December 31, 2015 of the proprietary index that the Fund’s performance is intended to track, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded based on the information provided, that the Subadviser is well qualified.

Fees, Economies of Scale and Profitability.

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. The Board also received information from the Manager, based on data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s statement that the profitability for the Fund is forecasted to be negative in the first year. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Management Agreement and Subadvisory Agreement for Principal U.S. Small Cap Index ETF

On June 14, 2016, the Board considered, on behalf of the newly established Principal U.S. Small Cap Index ETF series of PETF (the “Fund”), the approval of: (1) a management agreement (the “Management Agreement”) between PETF, for the Fund, and Manager and (2) a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and PGI (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements and, accordingly, recommended to the Board of Trustees the approval of each of the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, has had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Trustees, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2015 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, the investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2015 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadviser to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available.

Fees, Economies of Scale and Profitability.

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadviser’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadviser’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s statement that the Fund is expected to break even within its first year of operation. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board noted that the Subadviser did not intend to use soft dollars in connection with the Fund. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 13, 2016 meeting, the Board of Trustees (the “Board”) of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the management agreement and subadvisory agreements for the six (6) series of PETF Funds (referred to herein as “Fund” and collectively as the “Funds”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act annually to review and to consider the continuation of: (1) the Management Agreement between Principal Management Corporation (the “Manager”) and PETF, on behalf of the Fund; and (2) the Subadvisory Agreement between the Manager and each of Edge Asset Management, Inc. and Principal Global Investors, LLC (collectively, the “Subadvisers”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information requested for this purpose by the Board, including, among other information, information regarding advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel; the ability of the Manager to attract and retain high-quality personnel; and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisers. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process. The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisers. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.

The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, the investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Subadvisers’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisers to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed the investment performance of the Principal Edge Active Income ETF over the one-year period ended March 31, 2016 to a relevant benchmark index. The Board noted that the Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, and U.S. Small Cap Index ETF had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. The Board found the performance of the Funds to be satisfactory.

Investment Management Fees

The Board considered each Fund’s management fee. For the Principal Edge Active Income ETF, the Board received information, based on data supplied by Broadridge, comparing the Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels of its common shares to advisory fees and expense ratios of funds in a peer group selected by Broadridge. For the ETFs with unitary fees, the Board received similar information comparing the contractual management fee and total expense ratio for the Fund’s common shares to advisory fees and expense ratios of funds in an appropriate Broadridge peer group.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group.

Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreements, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2015. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisers (PGI and Edge), and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure and the impact on the Manager’s profitability. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Principal Healthcare Innovators Index ETF, the Principal Millennials Index ETF, the Principal Shareholder Yield Index ETF and the Principal Price Setters Index ETF do not include breakpoints. Although their management fee schedules do not include breakpoints, the Board noted that each of these Funds, other than the Principal Healthcare Innovators Index ETF, the Principal Millennials Index ETF, the Principal Shareholder Yield Index ETF and the Principal Price Setters Index ETF, has a relatively low basis point fee (25 basis points or less) on all Fund assets. The Board determined that no breakpoints are necessary, at this time, for the Principal Healthcare Innovators Index ETF, the Principal Millennials Index ETF, the Principal Shareholder Yield Index ETF or the Principal Price Setters Index ETF due, among other factors, to their current asset levels and levels of profitability to the Manager.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadviser from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Broadridge. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board considered the profitability of the affiliated Subadvisers in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and subadvisory fees for each Fund were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by each Subadviser when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadviser’s soft dollar practices and brokerage practices. The Board concluded that taking into account these fall-out benefits, the subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Financial Group ®, Des Moines, Iowa 50392-0001, www.PrincipalETFs.com

ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the

Principal Funds are not affiliated.

ETF4SAR-01 |  © 2016 Principal Financial Group Services, Inc. | 12/2016 | t16121908e3

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	2/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date	2/14/2017

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date	2/14/2017